FINANCIAL STATEMENTS

Variable Annuity Account B

Year Ended December 31, 2024

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B

Financial Statements

Year Ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account B

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B (the Separate Account), as of December 31, 2024 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, Missouri

April 25, 2025

Appendix

Subaccounts listed that comprising Variable Annuity Account B

Subaccounts	Statements of operations and changes in net assets
AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2024
AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2024
American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2024
American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2024
American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2024
American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2024
American Funds IS® International	For each of the two years in the period ended December 31, 2024
American Funds IS® New World	For each of the two years in the period ended December 31, 2024
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2024
BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2024
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2024
BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2024
BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2024
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2024
BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Growth	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2024
Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2024

Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2024
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2024
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2024
Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2024
Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2024
Guggenheim VIF Alpha Opportunity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023
Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2024
Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2024
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2024
Guggenheim VIF Long Short Equity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023
Guggenheim VIF Managed Asset Allocation	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023
Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2024
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2024
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2024
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2024
Invesco V.I. Core Plus Bond	For each of the two years in the period ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2024
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2024
Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2024
Invesco V.I. Global	For each of the two years in the period ended December 31, 2024
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2024
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2024
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2024
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2024
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2024

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2024
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2024
Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2024
LVIP American Century Mid Cap Value	For each of the two years in the period ended December 31, 2024
LVIP American Century Ultra	For each of the two years in the period ended December 31, 2024
LVIP American Century Value	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2024
Macquarie VIP Asset Strategy	For each of the two years in the period ended December 31, 2024
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2024
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2024
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2024
Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2024
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024
Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024
Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024
Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024
Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024
NAA All Cap Value Series	For each of the two years in the period ended December 31, 2024
NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2024
NAA Large Core Series	For each of the two years in the period ended December 31, 2024
NAA Large Growth Series	For each of the two years in the period ended December 31, 2024
NAA Mid Growth Series	For each of the two years in the period ended December 31, 2024
NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2024
NAA Small Growth Series	For each of the two years in the period ended December 31, 2024
NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2024
NAA World Equity Income Series	For each of the two years in the period ended December 31, 2024

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2024
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2024
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2024
PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2024
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2024
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2024
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2024
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2024
Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2024
Royce Micro-Cap	For each of the two years in the period ended December 31, 2024
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2024
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2024
Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2024
Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2024

Variable Annuity Account B

Statements of Net Assets

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio	7,910	$145,826	$142,541	$—	$142,541	9,784	$14.57	$14.57
AB VPS Dynamic Asset Allocation	2,262	25,279	21,982	—	21,982	2,197	10.00	10.00
American Funds IS® Asset Allocation	50,931	1,177,365	1,294,169	—	1,294,169	85,503	15.14	15.14
American Funds IS® Capital World Bond	6,654	77,754	62,348	—	62,348	9,903	6.29	6.29
American Funds IS® Global Growth	60,536	1,876,499	2,175,058	—	2,175,058	115,443	18.83	18.83
American Funds IS® Growth-Income	21,658	1,073,453	1,454,107	—	1,454,107	64,797	22.45	22.45
American Funds IS® International	14,582	270,486	254,605	—	254,605	27,265	9.34	9.34
American Funds IS® New World	3,949	100,815	103,068	—	103,068	9,312	11.07	11.07
BlackRock Equity Dividend V.I.	64,424	731,061	677,740	—	677,740	40,653	16.67	16.67
BlackRock Global Allocation V.I.	15,661	219,076	201,873	—	201,873	17,780	11.36	11.36
BlackRock High Yield V.I.	30,639	215,951	211,410	1,158	212,568	20,123	10.57	10.57
BNY Mellon IP MidCap Stock	5,461	106,627	111,616	—	111,616	7,582	14.79	14.79
BNY Mellon IP Small Cap Stock Index	45,288	821,537	878,126	—	878,126	54,860	16.01	16.01
BNY Mellon IP Technology Growth	66,445	1,561,175	2,097,013	—	2,097,013	50,087	37.11	42.06
BNY Mellon VIF Appreciation	10,381	371,473	369,976	—	369,976	18,015	20.54	20.54
ClearBridge Variable Growth (a)	65,945	1,354,588	911,356	—	911,356	46,447	17.30	19.63
ClearBridge Variable Small Cap Growth	16,276	441,657	450,688	—	450,688	19,201	23.48	23.48
Fidelity® VIP Equity-Income	21,009	492,114	535,741	—	535,741	32,221	16.56	16.56
Fidelity® VIP Growth & Income	38,207	842,262	1,124,435	—	1,124,435	53,975	20.84	20.84
Fidelity® VIP Growth Opportunities	25,371	1,268,888	2,038,584	—	2,038,584	51,419	39.65	39.65
Fidelity® VIP High Income	153,290	767,084	685,207	—	685,207	71,179	9.62	9.62
Fidelity® VIP Overseas	12,893	286,801	324,247	—	324,247	28,353	11.43	11.43
Franklin Allocation VIP Fund	16,726	103,784	91,157	—	91,157	7,422	12.28	12.28
Franklin Income VIP Fund	32,149	484,387	461,655	—	461,655	37,225	11.79	12.45
Franklin Mutual Global Discovery VIP Fund	52,567	962,615	922,025	—	922,025	67,290	12.41	13.69
Franklin Small Cap Value VIP Fund	9,564	143,821	136,958	—	136,958	7,727	16.78	17.66
Franklin Strategic Income VIP Fund	6,498	65,060	58,153	—	58,153	7,180	8.10	8.10
Guggenheim VIF Alpha Opportunity (b)	—	—	—	—	—	—	17.18	17.18
Guggenheim VIF Floating Rate Strategies	49,524	1,269,131	1,234,632	—	1,234,632	125,252	9.86	9.86
Guggenheim VIF Global Managed Futures Strategy	4,317	73,810	71,398	—	71,398	14,619	4.88	4.88
Guggenheim VIF High Yield	32,060	856,526	795,729	—	795,729	25,664	15.69	33.95
Guggenheim VIF Long Short Equity (b)	—	—	—	—	—	—	12.33	14.03
Guggenheim VIF Managed Asset Allocation (b)	—	—	—	—	—	—	14.65	14.68
Guggenheim VIF Multi-Hedge Strategies	2,109	53,008	50,071	—	50,071	8,763	5.25	5.70
Guggenheim VIF Total Return Bond	109,230	1,725,960	1,559,806	—	1,559,806	161,656	7.75	9.64
Invesco V.I. American Value	107	1,745	1,846	—	1,846	137	13.46	13.46
Invesco V.I. Comstock	9,721	179,307	200,342	—	200,342	9,311	17.94	21.57
Invesco V.I. Core Plus Bond	25,675	148,259	144,295	—	144,295	15,451	9.34	9.34
Invesco V.I. Discovery Mid Cap Growth	4,688	304,240	313,778	—	313,778	15,548	20.18	20.18
Invesco V.I. Equity and Income	40,038	680,054	693,865	—	693,865	38,765	14.93	17.89
Invesco V.I. EVQ International Equity Fund	9,480	317,988	311,788	—	311,788	19,571	14.32	16.23

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Global	15,181	$577,660	$586,886	$—	$586,886	34,458	$17.00	$17.00
Invesco V.I. Global Real Estate	30,416	474,805	407,275	—	407,275	23,723	15.06	17.18
Invesco V.I. Government Money Market	1,217,071	1,217,071	1,217,071	—	1,217,071	146,785	7.87	8.29
Invesco V.I. Government Securities	57,693	655,927	585,010	—	585,010	83,703	6.25	6.98
Invesco V.I. Health Care	7,041	198,286	190,035	—	190,035	7,795	21.81	24.87
Invesco V.I. Main Street Mid Cap Fund®	7,899	79,464	84,444	—	84,444	3,372	22.09	25.19
Invesco V.I. Main Street Small Cap Fund®	7,343	179,493	209,190	—	209,190	5,305	34.87	39.76
Janus Henderson VIT Enterprise	29,996	2,032,047	2,241,336	—	2,241,336	72,699	27.84	30.84
Janus Henderson VIT Research	22,341	788,454	1,260,898	—	1,260,898	39,997	31.49	31.49
Lord Abbett Series Bond-Debenture VC	11,108	133,310	115,526	—	115,526	11,803	9.77	9.77
Lord Abbett Series Developing Growth VC	8,028	279,043	234,654	—	234,654	14,090	16.64	16.64
LVIP American Century Mid Cap Value (a)	28,349	552,420	557,876	—	557,876	27,870	20.04	20.04
LVIP American Century Ultra (a)	169,332	3,366,067	4,916,563	—	4,916,563	100,357	43.13	49.18
LVIP American Century Value (a)	98,849	1,071,660	1,210,505	—	1,210,505	44,166	24.15	27.54
LVIP JPMorgan Core Bond Fund	11,198	122,282	106,100	—	106,100	13,728	7.76	7.76
Macquarie VIP Asset Strategy (a)	7,620	67,322	70,787	—	70,787	6,455	10.96	10.96
MFS® VIT II Research International	10,777	167,864	181,705	—	181,705	18,235	9.96	9.96
MFS® VIT Total Return	32,837	730,889	743,423	—	743,423	49,813	12.52	14.91
MFS® VIT Utilities	16,848	528,967	563,060	—	563,060	26,516	14.42	21.96
Morgan Stanley VIF Emerging Markets Equity	20,883	292,856	285,473	—	285,473	39,175	6.06	7.31
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	15,250	192,819	234,552	—	234,552	15,816	14.83	14.83
Morningstar Balanced ETF Asset Allocation Portfolio	31,259	343,960	348,535	—	348,535	29,704	11.74	11.74
Morningstar Conservative ETF Asset Allocation Portfolio	2,346	24,773	23,930	—	23,930	2,777	8.64	8.64
Morningstar Growth ETF Asset Allocation Portfolio	15,351	174,707	189,582	—	189,582	14,047	13.49	13.49
Morningstar Income and Growth ETF Asset Allocation Portfolio	11,412	120,838	118,002	—	118,002	11,616	10.16	10.16
NAA All Cap Value Series (a)	4,716	140,967	159,487	—	159,487	6,463	19.29	24.77
NAA Large Cap Value Series (a)	14,706	539,801	610,316	—	610,316	30,082	20.31	20.31
NAA Large Core Series (a)	13,203	531,163	656,999	—	656,999	36,780	17.47	21.10
NAA Large Growth Series (a)	10,747	201,719	262,863	—	262,863	11,497	22.83	27.25
NAA Mid Growth Series (a)	41,086	2,112,938	2,147,971	—	2,147,971	105,209	20.41	21.44
NAA Small Cap Value Series (a)	8,165	333,335	361,691	—	361,691	8,485	42.62	42.62
NAA Small Growth Series (a)	39,120	1,232,930	1,144,661	—	1,144,661	92,128	12.42	12.42
NAA Smid-Cap Value Series (a)	15,116	1,017,055	1,142,293	—	1,142,293	24,739	31.15	46.53
NAA World Equity Income Series (a)	40,489	503,212	600,454	—	600,454	43,055	13.92	15.46
Neuberger Berman AMT Sustainable Equity	16,327	397,390	654,555	—	654,555	16,031	36.34	40.69
PIMCO VIT All Asset	9,416	96,451	82,771	—	82,771	6,302	12.12	13.82
PIMCO VIT CommodityRealReturn Strategy	32,068	216,245	174,768	—	174,768	35,051	4.36	5.05
PIMCO VIT Emerging Markets Bond	2,844	35,381	30,257	—	30,257	2,827	10.05	10.70
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	19,501	202,242	195,007	—	195,007	17,940	9.95	10.89
PIMCO VIT Low Duration	23,819	238,771	229,619	—	229,619	30,975	6.54	7.46
PIMCO VIT Real Return	79,900	1,011,758	919,653	—	919,653	93,882	8.59	9.80

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
PIMCO VIT Total Return	37,334	$389,651	$337,502	$—	$337,502	42,724	$7.90	$7.90
Putnam VT Small Cap Value	1,913	23,715	21,943	—	21,943	1,445	15.19	15.19
Royce Micro-Cap	17,157	165,061	167,285	—	167,285	11,358	14.77	14.77
T. Rowe Price Health Sciences	29,315	1,407,380	1,395,964	—	1,395,964	74,571	18.71	18.71
Templeton Developing Markets VIP Fund	14,327	122,785	121,060	—	121,060	12,978	9.33	9.33
Templeton Global Bond VIP Fund	110,520	1,544,992	1,257,718	—	1,257,718	228,534	5.50	5.50
Western Asset Variable Global High Yield Bond	3,883	28,901	24,422	—	24,422	2,323	10.33	10.66

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023, Except as Noted

	AB VPS Discovery Value Portfolio	AB VPS Dynamic Asset Allocation	American Funds IS® Asset Allocation
Net assets as of December 31, 2022	$123,412	$35,844	$2,035,540

Investment income (loss):
Dividend distributions	1,076	225	34,986
Investment Expenses:
Mortality and expense risk and administrative charges	(980)	(278)	(14,366)

Net investment income (loss)	96	(53)	20,620

Increase (decrease) in net assets from operations:
Capital gain distributions	11,317	—	75,724
Realized capital gain (loss) on investments	(617)	(497)	(21,770)
Change in unrealized appreciation (depreciation)	9,538	5,001	152,247

Net gain (loss) on investments	20,238	4,504	206,201

Net increase (decrease) in net assets from operations	20,334	4,451	226,821

Contract owner transactions:
Variable annuity deposits	3,773	10	14,991
Terminations, withdrawals and annuity payments	(7,217)	(943)	(522,405)
Transfers between subaccounts, net	803	(4)	14,028
Maintenance charges and mortality adjustments	(356)	(221)	(19,056)

Increase (decrease) in net assets from contract transactions	(2,997)	(1,158)	(512,442)

Total increase (decrease) in net assets	17,337	3,293	(285,621)

Net assets as of December 31, 2023	$140,749	$39,137	$1,749,919

Investment income (loss):
Dividend distributions	897	234	26,372
Investment Expenses:
Mortality and expense risk and administrative charges	(1,064)	(226)	(11,733)

Net investment income (loss)	(167)	8	14,639

Increase (decrease) in net assets from operations:
Capital gain distributions	7,068	—	69,392
Realized capital gain (loss) on investments	(572)	(3,876)	47,845
Change in unrealized appreciation (depreciation)	5,565	6,807	93,636

Net gain (loss) on investments	12,061	2,931	210,873

Net increase (decrease) in net assets from operations	11,894	2,939	225,512

Contract owner transactions:
Variable annuity deposits	2,288	—	—
Terminations, withdrawals and annuity payments	(11,667)	(19,546)	(679,471)
Transfers between subaccounts, net	(399)	(19)	16,765
Maintenance charges and mortality adjustments	(324)	(529)	(18,556)

Increase (decrease) in net assets from contract transactions	(10,102)	(20,094)	(681,262)

Total increase (decrease) in net assets	1,792	(17,155)	(455,750)

Net assets as of December 31, 2024	$142,541	$21,982	$1,294,169

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® Capital World Bond	American Funds IS® Global Growth	American Funds IS® Growth- Income
Net assets as of December 31, 2022	$63,352	$2,381,690	$1,102,701

Investment income (loss):
Dividend distributions	—	17,703	13,889
Investment Expenses:
Mortality and expense risk and administrative charges	(470)	(19,024)	(8,851)

Net investment income (loss)	(470)	(1,321)	5,038

Increase (decrease) in net assets from operations:
Capital gain distributions	—	198,905	62,912
Realized capital gain (loss) on investments	(519)	5,516	9,902
Change in unrealized appreciation (depreciation)	4,195	287,049	185,601

Net gain (loss) on investments	3,676	491,470	258,415

Net increase (decrease) in net assets from operations	3,206	490,149	263,453

Contract owner transactions:
Variable annuity deposits	—	38,690	25,634
Terminations, withdrawals and annuity payments	(1,371)	(119,601)	(86,083)
Transfers between subaccounts, net	256	(87,336)	(21,803)
Maintenance charges and mortality adjustments	(281)	(8,611)	(2,375)

Increase (decrease) in net assets from contract transactions	(1,396)	(176,858)	(84,627)

Total increase (decrease) in net assets	1,810	313,291	178,826

Net assets as of December 31, 2023	$65,162	$2,694,981	$1,281,527

Investment income (loss):
Dividend distributions	1,215	33,377	12,947
Investment Expenses:
Mortality and expense risk and administrative charges	(482)	(19,830)	(10,505)

Net investment income (loss)	733	13,547	2,442

Increase (decrease) in net assets from operations:
Capital gain distributions	—	78,654	63,646
Realized capital gain (loss) on investments	(229)	156,503	27,471
Change in unrealized appreciation (depreciation)	(3,135)	95,509	190,465

Net gain (loss) on investments	(3,364)	330,666	281,582

Net increase (decrease) in net assets from operations	(2,631)	344,213	284,024

Contract owner transactions:
Variable annuity deposits	—	13,459	8,249
Terminations, withdrawals and annuity payments	(439)	(895,647)	(80,978)
Transfers between subaccounts, net	446	30,151	(35,733)
Maintenance charges and mortality adjustments	(190)	(12,099)	(2,982)

Increase (decrease) in net assets from contract transactions	(183)	(864,136)	(111,444)

Total increase (decrease) in net assets	(2,814)	(519,923)	172,580

Net assets as of December 31, 2024	$62,348	$2,175,058	$1,454,107

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® International	American Funds IS® New World	BlackRock Equity Dividend V.I.
Net assets as of December 31, 2022	$260,567	$152,989	$802,922

Investment income (loss):
Dividend distributions	2,384	1,770	14,235
Investment Expenses:
Mortality and expense risk and administrative charges	(1,852)	(1,185)	(5,978)

Net investment income (loss)	532	585	8,257

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	38,534
Realized capital gain (loss) on investments	(15,139)	(2,824)	(12,099)
Change in unrealized appreciation (depreciation)	47,330	22,882	48,264

Net gain (loss) on investments	32,191	20,058	74,699

Net increase (decrease) in net assets from operations	32,723	20,643	82,956

Contract owner transactions:
Variable annuity deposits	2,060	1,734	14,462
Terminations, withdrawals and annuity payments	(14,540)	(24,178)	(93,176)
Transfers between subaccounts, net	(55,516)	(5,215)	9,604
Maintenance charges and mortality adjustments	(180)	(312)	(2,642)

Increase (decrease) in net assets from contract transactions	(68,176)	(27,971)	(71,752)

Total increase (decrease) in net assets	(35,453)	(7,328)	11,204

Net assets as of December 31, 2023	$225,114	$145,661	$814,126

Investment income (loss):
Dividend distributions	2,637	1,295	16,297
Investment Expenses:
Mortality and expense risk and administrative charges	(1,956)	(933)	(5,660)

Net investment income (loss)	681	362	10,637

Increase (decrease) in net assets from operations:
Capital gain distributions	—	559	51,692
Realized capital gain (loss) on investments	(701)	1,692	124
Change in unrealized appreciation (depreciation)	4,076	5,518	7,080

Net gain (loss) on investments	3,375	7,769	58,896

Net increase (decrease) in net assets from operations	4,056	8,131	69,533

Contract owner transactions:
Variable annuity deposits	720	693	10,544
Terminations, withdrawals and annuity payments	(12,853)	(51,474)	(252,046)
Transfers between subaccounts, net	37,761	391	37,900
Maintenance charges and mortality adjustments	(193)	(334)	(2,317)

Increase (decrease) in net assets from contract transactions	25,435	(50,724)	(205,919)

Total increase (decrease) in net assets	29,491	(42,593)	(136,386)

Net assets as of December 31, 2024	$254,605	$103,068	$677,740

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2022	$342,827	$186,885	$93,816

Investment income (loss):
Dividend distributions	6,890	12,008	538
Investment Expenses:
Mortality and expense risk and administrative charges	(2,411)	(1,428)	(749)

Net investment income (loss)	4,479	10,580	(211)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,160
Realized capital gain (loss) on investments	(13,584)	(3,011)	(228)
Change in unrealized appreciation (depreciation)	43,089	14,002	13,423

Net gain (loss) on investments	29,505	10,991	16,355

Net increase (decrease) in net assets from operations	33,984	21,571	16,144

Contract owner transactions:
Variable annuity deposits	2,802	785	790
Terminations, withdrawals and annuity payments	(97,866)	(10,503)	(890)
Transfers between subaccounts, net	5,043	609	1,016
Maintenance charges and mortality adjustments	(2,109)	(574)	(45)

Increase (decrease) in net assets from contract transactions	(92,130)	(9,683)	871

Total increase (decrease) in net assets	(58,146)	11,888	17,015

Net assets as of December 31, 2023	$284,681	$198,773	$110,831

Investment income (loss):
Dividend distributions	2,972	13,736	694
Investment Expenses:
Mortality and expense risk and administrative charges	(1,793)	(1,553)	(837)

Net investment income (loss)	1,179	12,183	(143)

Increase (decrease) in net assets from operations:
Capital gain distributions	16,239	—	1,644
Realized capital gain (loss) on investments	(3,465)	(404)	412
Change in unrealized appreciation (depreciation)	5,990	2,206	10,224

Net gain (loss) on investments	18,764	1,802	12,280

Net increase (decrease) in net assets from operations	19,943	13,985	12,137

Contract owner transactions:
Variable annuity deposits	360	311	1,671
Terminations, withdrawals and annuity payments	(104,419)	(9,550)	(13,436)
Transfers between subaccounts, net	3,273	9,678	444
Maintenance charges and mortality adjustments	(1,965)	(629)	(31)

Increase (decrease) in net assets from contract transactions	(102,751)	(190)	(11,352)

Total increase (decrease) in net assets	(82,808)	13,795	785

Net assets as of December 31, 2024	$201,873	$212,568	$111,616

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon VIF Appreciation
Net assets as of December 31, 2022	$839,031	$1,206,385	$298,675

Investment income (loss):
Dividend distributions	9,376	—	1,538
Investment Expenses:
Mortality and expense risk and administrative charges	(6,623)	(11,928)	(2,389)

Net investment income (loss)	2,753	(11,928)	(851)

Increase (decrease) in net assets from operations:
Capital gain distributions	48,946	—	28,166
Realized capital gain (loss) on investments	(5,460)	(20,800)	(8,273)
Change in unrealized appreciation (depreciation)	77,326	725,585	38,291

Net gain (loss) on investments	120,812	704,785	58,184

Net increase (decrease) in net assets from operations	123,565	692,857	57,333

Contract owner transactions:
Variable annuity deposits	10,508	6,217	307
Terminations, withdrawals and annuity payments	(30,067)	(31,114)	(31,497)
Transfers between subaccounts, net	59,705	(5,770)	40,070
Maintenance charges and mortality adjustments	(1,080)	(5,845)	(33)

Increase (decrease) in net assets from contract transactions	39,066	(36,512)	8,847

Total increase (decrease) in net assets	162,631	656,345	66,180

Net assets as of December 31, 2023	$1,001,662	$1,862,730	$364,855

Investment income (loss):
Dividend distributions	11,421	—	695
Investment Expenses:
Mortality and expense risk and administrative charges	(7,074)	(15,592)	(2,913)

Net investment income (loss)	4,347	(15,592)	(2,218)

Increase (decrease) in net assets from operations:
Capital gain distributions	22,375	—	27,817
Realized capital gain (loss) on investments	7,116	46,605	(1,059)
Change in unrealized appreciation (depreciation)	29,176	403,721	16,817

Net gain (loss) on investments	58,667	450,326	43,575

Net increase (decrease) in net assets from operations	63,014	434,734	41,357

Contract owner transactions:
Variable annuity deposits	12,730	7,389	—
Terminations, withdrawals and annuity payments	(192,181)	(157,103)	(35,938)
Transfers between subaccounts, net	(6,501)	(42,935)	(277)
Maintenance charges and mortality adjustments	(598)	(7,802)	(21)

Increase (decrease) in net assets from contract transactions	(186,550)	(200,451)	(36,236)

Total increase (decrease) in net assets	(123,536)	234,283	5,121

Net assets as of December 31, 2024	$878,126	$2,097,013	$369,976

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	ClearBridge Variable Growth (a)	ClearBridge Variable Small Cap Growth	Fidelity® VIP Equity-Income
Net assets as of December 31, 2022	$801,863	$433,699	$566,155

Investment income (loss):
Dividend distributions	535	—	7,907
Investment Expenses:
Mortality and expense risk and administrative charges	(6,229)	(3,129)	(4,021)

Net investment income (loss)	(5,694)	(3,129)	3,886

Increase (decrease) in net assets from operations:
Capital gain distributions	86,850	—	13,569
Realized capital gain (loss) on investments	(46,256)	(3,415)	4,289
Change in unrealized appreciation (depreciation)	141,338	36,066	21,225

Net gain (loss) on investments	181,932	32,651	39,083

Net increase (decrease) in net assets from operations	176,238	29,522	42,969

Contract owner transactions:
Variable annuity deposits	9,220	6,862	11,494
Terminations, withdrawals and annuity payments	(25,151)	(4,527)	(82,054)
Transfers between subaccounts, net	(49,267)	(57,485)	(61,601)
Maintenance charges and mortality adjustments	(2,065)	(620)	(4,658)

Increase (decrease) in net assets from contract transactions	(67,263)	(55,770)	(136,819)

Total increase (decrease) in net assets	108,975	(26,248)	(93,850)

Net assets as of December 31, 2023	$910,838	$407,451	$472,305

Investment income (loss):
Dividend distributions	1,020	—	8,511
Investment Expenses:
Mortality and expense risk and administrative charges	(6,955)	(3,259)	(4,009)

Net investment income (loss)	(5,935)	(3,259)	4,502

Increase (decrease) in net assets from operations:
Capital gain distributions	253,346	15,192	31,826
Realized capital gain (loss) on investments	(38,687)	61	15,368
Change in unrealized appreciation (depreciation)	(110,512)	3,620	16,524

Net gain (loss) on investments	104,147	18,873	63,718

Net increase (decrease) in net assets from operations	98,212	15,614	68,220

Contract owner transactions:
Variable annuity deposits	8,215	5,779	945
Terminations, withdrawals and annuity payments	(89,468)	(11,438)	(115,958)
Transfers between subaccounts, net	(14,510)	33,812	114,424
Maintenance charges and mortality adjustments	(1,931)	(530)	(4,195)

Increase (decrease) in net assets from contract transactions	(97,694)	27,623	(4,784)

Total increase (decrease) in net assets	518	43,237	63,436

Net assets as of December 31, 2024	$911,356	$450,688	$535,741

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income
Net assets as of December 31, 2022	$861,698	$1,223,592	$652,348

Investment income (loss):
Dividend distributions	14,060	—	35,569
Investment Expenses:
Mortality and expense risk and administrative charges	(6,974)	(11,026)	(4,775)

Net investment income (loss)	7,086	(11,026)	30,794

Increase (decrease) in net assets from operations:
Capital gain distributions	36,823	—	—
Realized capital gain (loss) on investments	8,561	2,134	(12,159)
Change in unrealized appreciation (depreciation)	98,057	539,965	38,557

Net gain (loss) on investments	143,441	542,099	26,398

Net increase (decrease) in net assets from operations	150,527	531,073	57,192

Contract owner transactions:
Variable annuity deposits	41,982	19,934	232
Terminations, withdrawals and annuity payments	(34,765)	(56,885)	(29,082)
Transfers between subaccounts, net	(7,228)	(46,042)	(31,086)
Maintenance charges and mortality adjustments	(1,225)	(4,012)	(3,567)

Increase (decrease) in net assets from contract transactions	(1,236)	(87,005)	(63,503)

Total increase (decrease) in net assets	149,291	444,068	(6,311)

Net assets as of December 31, 2023	$1,010,989	$1,667,660	$646,037

Investment income (loss):
Dividend distributions	13,745	—	41,798
Investment Expenses:
Mortality and expense risk and administrative charges	(8,204)	(14,175)	(5,010)

Net investment income (loss)	5,541	(14,175)	36,788

Increase (decrease) in net assets from operations:
Capital gain distributions	74,408	—	—
Realized capital gain (loss) on investments	37,200	66,669	(2,064)
Change in unrealized appreciation (depreciation)	88,297	537,012	15,123

Net gain (loss) on investments	199,905	603,681	13,059

Net increase (decrease) in net assets from operations	205,446	589,506	49,847

Contract owner transactions:
Variable annuity deposits	42,850	13,538	—
Terminations, withdrawals and annuity payments	(129,499)	(114,762)	(6,895)
Transfers between subaccounts, net	(4,625)	(112,017)	(86)
Maintenance charges and mortality adjustments	(726)	(5,341)	(3,696)

Increase (decrease) in net assets from contract transactions	(92,000)	(218,582)	(10,677)

Total increase (decrease) in net assets	113,446	370,924	39,170

Net assets as of December 31, 2024	$1,124,435	$2,038,584	$685,207

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP Overseas	Franklin Allocation VIP Fund	Franklin Income VIP Fund
Net assets as of December 31, 2022	$455,156	$233,753	$563,091

Investment income (loss):
Dividend distributions	3,273	2,980	29,109
Investment Expenses:
Mortality and expense risk and administrative charges	(3,334)	(1,747)	(4,546)

Net investment income (loss)	(61)	1,233	24,563

Increase (decrease) in net assets from operations:
Capital gain distributions	1,097	3,700	35,290
Realized capital gain (loss) on investments	12,466	(6,258)	(1,787)
Change in unrealized appreciation (depreciation)	66,664	32,074	(15,174)

Net gain (loss) on investments	80,227	29,516	18,329

Net increase (decrease) in net assets from operations	80,166	30,749	42,892

Contract owner transactions:
Variable annuity deposits	6,039	1,000	2,749
Terminations, withdrawals and annuity payments	(92,147)	(18,473)	(15,009)
Transfers between subaccounts, net	(31,700)	—	2,700
Maintenance charges and mortality adjustments	(272)	(1,096)	(1,778)

Increase (decrease) in net assets from contract transactions	(118,080)	(18,569)	(11,338)

Total increase (decrease) in net assets	(37,914)	12,180	31,554

Net assets as of December 31, 2023	$417,242	$245,933	$594,645

Investment income (loss):
Dividend distributions	4,914	4,715	29,660
Investment Expenses:
Mortality and expense risk and administrative charges	(2,981)	(1,698)	(4,545)

Net investment income (loss)	1,933	3,017	25,115

Increase (decrease) in net assets from operations:
Capital gain distributions	15,552	—	2,431
Realized capital gain (loss) on investments	27,128	(22,391)	(7,882)
Change in unrealized appreciation (depreciation)	(24,030)	41,643	17,805

Net gain (loss) on investments	18,650	19,252	12,354

Net increase (decrease) in net assets from operations	20,583	22,269	37,469

Contract owner transactions:
Variable annuity deposits	1,332	1,040	2,085
Terminations, withdrawals and annuity payments	(106,816)	(177,838)	(176,353)
Transfers between subaccounts, net	(7,844)	126	5,358
Maintenance charges and mortality adjustments	(250)	(373)	(1,549)

Increase (decrease) in net assets from contract transactions	(113,578)	(177,045)	(170,459)

Total increase (decrease) in net assets	(92,995)	(154,776)	(132,990)

Net assets as of December 31, 2024	$324,247	$91,157	$461,655

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund
Net assets as of December 31, 2022	$839,380	$153,105	$90,989

Investment income (loss):
Dividend distributions	22,245	798	4,208
Investment Expenses:
Mortality and expense risk and administrative charges	(6,730)	(1,163)	(712)

Net investment income (loss)	15,515	(365)	3,496

Increase (decrease) in net assets from operations:
Capital gain distributions	48,411	8,648	—
Realized capital gain (loss) on investments	(2,087)	(1,549)	(939)
Change in unrealized appreciation (depreciation)	97,371	11,244	4,329

Net gain (loss) on investments	143,695	18,343	3,390

Net increase (decrease) in net assets from operations	159,210	17,978	6,886

Contract owner transactions:
Variable annuity deposits	12,846	1,010	4,500
Terminations, withdrawals and annuity payments	(21,598)	(3,213)	(749)
Transfers between subaccounts, net	(35,403)	(86)	615
Maintenance charges and mortality adjustments	(793)	(128)	(304)

Increase (decrease) in net assets from contract transactions	(44,948)	(2,417)	4,062

Total increase (decrease) in net assets	114,262	15,561	10,948

Net assets as of December 31, 2023	$953,642	$168,666	$101,937

Investment income (loss):
Dividend distributions	16,536	1,362	3,458
Investment Expenses:
Mortality and expense risk and administrative charges	(7,352)	(1,122)	(575)

Net investment income (loss)	9,184	240	2,883

Increase (decrease) in net assets from operations:
Capital gain distributions	69,486	3,366	—
Realized capital gain (loss) on investments	2,732	(5,309)	(6,440)
Change in unrealized appreciation (depreciation)	(45,072)	17,044	5,906

Net gain (loss) on investments	27,146	15,101	(534)

Net increase (decrease) in net assets from operations	36,330	15,341	2,349

Contract owner transactions:
Variable annuity deposits	12,821	1,895	4,435
Terminations, withdrawals and annuity payments	(82,343)	(46,994)	(49,849)
Transfers between subaccounts, net	2,591	(1,877)	(216)
Maintenance charges and mortality adjustments	(1,016)	(73)	(503)

Increase (decrease) in net assets from contract transactions	(67,947)	(47,049)	(46,133)

Total increase (decrease) in net assets	(31,617)	(31,708)	(43,784)

Net assets as of December 31, 2024	$922,025	$136,958	$58,153

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Alpha Opportunity (b)	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Net assets as of December 31, 2022	$65,498	$1,175,365	$69,753

Investment income (loss):
Dividend distributions	77	41,959	2,561
Investment Expenses:
Mortality and expense risk and administrative charges	(499)	(9,070)	(534)

Net investment income (loss)	(422)	32,889	2,027

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,629
Realized capital gain (loss) on investments	(405)	(3,380)	21
Change in unrealized appreciation (depreciation)	5,615	88,787	(1,563)

Net gain (loss) on investments	5,210	85,407	87

Net increase (decrease) in net assets from operations	4,788	118,296	2,114

Contract owner transactions:
Variable annuity deposits	1,913	5,010	250
Terminations, withdrawals and annuity payments	(4,226)	(18,363)	—
Transfers between subaccounts, net	599	(29,524)	—
Maintenance charges and mortality adjustments	(58)	(6,557)	(353)

Increase (decrease) in net assets from contract transactions	(1,772)	(49,434)	(103)

Total increase (decrease) in net assets	3,016	68,862	2,011

Net assets as of December 31, 2023	$68,514	$1,244,227	$71,764

Investment income (loss):
Dividend distributions	117	99,932	1,966
Investment Expenses:
Mortality and expense risk and administrative charges	(339)	(9,461)	(554)

Net investment income (loss)	(222)	90,471	1,412

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,051
Realized capital gain (loss) on investments	3,857	(3,156)	9
Change in unrealized appreciation (depreciation)	1,304	(14,229)	(2,746)

Net gain (loss) on investments	5,161	(17,385)	(1,686)

Net increase (decrease) in net assets from operations	4,939	73,086	(274)

Contract owner transactions:
Variable annuity deposits	1,550	3,043	262
Terminations, withdrawals and annuity payments	(3,351)	(71,047)	—
Transfers between subaccounts, net	(71,627)	(8,189)	—
Maintenance charges and mortality adjustments	(25)	(6,488)	(354)

Increase (decrease) in net assets from contract transactions	(73,453)	(82,681)	(92)

Total increase (decrease) in net assets	(68,514)	(9,595)	(366)

Net assets as of December 31, 2024	$—	$1,234,632	$71,398

(b) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Long Short Equity (b)	Guggenheim VIF Managed Asset Allocation (b)
Net assets as of December 31, 2022	$740,192	$64,239	$491,093

Investment income (loss):
Dividend distributions	43,565	193	5,999
Investment Expenses:
Mortality and expense risk and administrative charges	(5,952)	(545)	(3,660)

Net investment income (loss)	37,613	(352)	2,339

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,679
Realized capital gain (loss) on investments	(6,524)	958	(5,731)
Change in unrealized appreciation (depreciation)	49,388	7,057	56,412

Net gain (loss) on investments	42,864	8,015	54,360

Net increase (decrease) in net assets from operations	80,477	7,663	56,699

Contract owner transactions:
Variable annuity deposits	—	—	830
Terminations, withdrawals and annuity payments	(23,541)	(5,569)	(100,908)
Transfers between subaccounts, net	(3,340)	9,482	63
Maintenance charges and mortality adjustments	(1,597)	(440)	(2,165)

Increase (decrease) in net assets from contract transactions	(28,478)	3,473	(102,180)

Total increase (decrease) in net assets	51,999	11,136	(45,481)

Net assets as of December 31, 2023	$792,191	$75,375	$445,612

Investment income (loss):
Dividend distributions	48,872	106	8,508
Investment Expenses:
Mortality and expense risk and administrative charges	(6,474)	(366)	(2,079)

Net investment income (loss)	42,398	(260)	6,429

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	19,574
Realized capital gain (loss) on investments	(12,563)	17,639	13,147
Change in unrealized appreciation (depreciation)	23,753	(11,720)	(10,984)

Net gain (loss) on investments	11,190	5,919	21,737

Net increase (decrease) in net assets from operations	53,588	5,659	28,166

Contract owner transactions:
Variable annuity deposits	—	1,000	170
Terminations, withdrawals and annuity payments	(90,635)	(2,942)	(80,798)
Transfers between subaccounts, net	42,430	(78,822)	(391,704)
Maintenance charges and mortality adjustments	(1,845)	(270)	(1,446)

Increase (decrease) in net assets from contract transactions	(50,050)	(81,034)	(473,778)

Total increase (decrease) in net assets	3,538	(75,375)	(445,612)

Net assets as of December 31, 2024	$795,729	$—	$—

(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Total Return Bond	Invesco V.I. American Value
Net assets as of December 31, 2022	$87,065	$1,559,687	$130,507

Investment income (loss):
Dividend distributions	2,549	57,521	519
Investment Expenses:
Mortality and expense risk and administrative charges	(721)	(11,709)	(993)

Net investment income (loss)	1,828	45,812	(474)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	28,930
Realized capital gain (loss) on investments	(205)	(21,938)	(310)
Change in unrealized appreciation (depreciation)	1,453	69,844	(9,391)

Net gain (loss) on investments	1,248	47,906	19,229

Net increase (decrease) in net assets from operations	3,076	93,718	18,755

Contract owner transactions:
Variable annuity deposits	2,100	4,970	—
Terminations, withdrawals and annuity payments	(436)	(53,047)	(149)
Transfers between subaccounts, net	2,663	(8,385)	(1)
Maintenance charges and mortality adjustments	(390)	(7,256)	(713)

Increase (decrease) in net assets from contract transactions	3,937	(63,718)	(863)

Total increase (decrease) in net assets	7,013	30,000	17,892

Net assets as of December 31, 2023	$94,078	$1,589,687	$148,399

Investment income (loss):
Dividend distributions	2,519	59,485	14
Investment Expenses:
Mortality and expense risk and administrative charges	(466)	(11,936)	(578)

Net investment income (loss)	2,053	47,549	(564)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	41
Realized capital gain (loss) on investments	2,883	(14,590)	(10,112)
Change in unrealized appreciation (depreciation)	(5,422)	3,027	28,826

Net gain (loss) on investments	(2,539)	(11,563)	18,755

Net increase (decrease) in net assets from operations	(486)	35,986	18,191

Contract owner transactions:
Variable annuity deposits	1,700	6,752	—
Terminations, withdrawals and annuity payments	(457)	(109,706)	(161,962)
Transfers between subaccounts, net	(44,478)	43,941	(132)
Maintenance charges and mortality adjustments	(286)	(6,854)	(2,650)

Increase (decrease) in net assets from contract transactions	(43,521)	(65,867)	(164,744)

Total increase (decrease) in net assets	(44,007)	(29,881)	(146,553)

Net assets as of December 31, 2024	$50,071	$1,559,806	$1,846

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Plus Bond	Invesco V.I. Discovery Mid Cap Growth
Net assets as of December 31, 2022	$232,745	$214,371	$313,552

Investment income (loss):
Dividend distributions	3,264	5,044	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,686)	(1,543)	(2,498)

Net investment income (loss)	1,578	3,501	(2,498)

Increase (decrease) in net assets from operations:
Capital gain distributions	23,506	—	—
Realized capital gain (loss) on investments	7,501	(756)	(4,025)
Change in unrealized appreciation (depreciation)	(3,180)	7,666	45,094

Net gain (loss) on investments	27,827	6,910	41,069

Net increase (decrease) in net assets from operations	29,405	10,411	38,571

Contract owner transactions:
Variable annuity deposits	—	665	2,323
Terminations, withdrawals and annuity payments	(45,702)	(7,452)	(13,432)
Transfers between subaccounts, net	101,117	(7,131)	9,142
Maintenance charges and mortality adjustments	(290)	(520)	(468)

Increase (decrease) in net assets from contract transactions	55,125	(14,438)	(2,435)

Total increase (decrease) in net assets	84,530	(4,027)	36,136

Net assets as of December 31, 2023	$317,275	$210,344	$349,688

Investment income (loss):
Dividend distributions	3,561	5,669	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,761)	(1,365)	(2,563)

Net investment income (loss)	1,800	4,304	(2,563)

Increase (decrease) in net assets from operations:
Capital gain distributions	16,702	—	—
Realized capital gain (loss) on investments	27,032	(836)	(7,740)
Change in unrealized appreciation (depreciation)	(11,108)	137	81,632

Net gain (loss) on investments	32,626	(699)	73,892

Net increase (decrease) in net assets from operations	34,426	3,605	71,329

Contract owner transactions:
Variable annuity deposits	—	—	1,358
Terminations, withdrawals and annuity payments	(60,939)	(71,885)	(102,882)
Transfers between subaccounts, net	(90,194)	3,314	(4,812)
Maintenance charges and mortality adjustments	(226)	(1,083)	(903)

Increase (decrease) in net assets from contract transactions	(151,359)	(69,654)	(107,239)

Total increase (decrease) in net assets	(116,933)	(66,049)	(35,910)

Net assets as of December 31, 2024	$200,342	$144,295	$313,778

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global
Net assets as of December 31, 2022	$757,573	$311,597	$487,475

Investment income (loss):
Dividend distributions	12,729	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,545)	(2,711)	(4,231)

Net investment income (loss)	7,184	(2,711)	(4,231)

Increase (decrease) in net assets from operations:
Capital gain distributions	38,644	256	67,822
Realized capital gain (loss) on investments	(6,633)	(6,013)	(2,358)
Change in unrealized appreciation (depreciation)	26,676	59,589	99,646

Net gain (loss) on investments	58,687	53,832	165,110

Net increase (decrease) in net assets from operations	65,871	51,121	160,879

Contract owner transactions:
Variable annuity deposits	5,739	4,464	222
Terminations, withdrawals and annuity payments	(109,066)	(18,721)	(13,949)
Transfers between subaccounts, net	16,372	(1,186)	425
Maintenance charges and mortality adjustments	(2,621)	(1,141)	(2,904)

Increase (decrease) in net assets from contract transactions	(89,576)	(16,584)	(16,206)

Total increase (decrease) in net assets	(23,705)	34,537	144,673

Net assets as of December 31, 2023	$733,868	$346,134	$632,148

Investment income (loss):
Dividend distributions	11,135	5,037	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,491)	(2,817)	(4,729)

Net investment income (loss)	5,644	2,220	(4,729)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,199	1,744	34,662
Realized capital gain (loss) on investments	4,094	183	6,365
Change in unrealized appreciation (depreciation)	38,508	(5,604)	54,405

Net gain (loss) on investments	69,801	(3,677)	95,432

Net increase (decrease) in net assets from operations	75,445	(1,457)	90,703

Contract owner transactions:
Variable annuity deposits	—	3,921	1,148
Terminations, withdrawals and annuity payments	(114,795)	(20,505)	(128,328)
Transfers between subaccounts, net	1,883	(15,151)	(5,682)
Maintenance charges and mortality adjustments	(2,536)	(1,154)	(3,103)

Increase (decrease) in net assets from contract transactions	(115,448)	(32,889)	(135,965)

Total increase (decrease) in net assets	(40,003)	(34,346)	(45,262)

Net assets as of December 31, 2024	$693,865	$311,788	$586,886

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
Net assets as of December 31, 2022	$452,308	$719,363	$598,312

Investment income (loss):
Dividend distributions	6,938	30,516	11,237
Investment Expenses:
Mortality and expense risk and administrative charges	(3,435)	(5,338)	(4,580)

Net investment income (loss)	3,503	25,178	6,657

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(8,127)	—	(4,700)
Change in unrealized appreciation (depreciation)	40,529	—	20,126

Net gain (loss) on investments	32,402	—	15,426

Net increase (decrease) in net assets from operations	35,905	25,178	22,083

Contract owner transactions:
Variable annuity deposits	6,946	2,826	4,256
Terminations, withdrawals and annuity payments	(23,713)	(104,131)	(22,036)
Transfers between subaccounts, net	13,718	(17,241)	23,345
Maintenance charges and mortality adjustments	(1,061)	(3,697)	(912)

Increase (decrease) in net assets from contract transactions	(4,110)	(122,243)	4,653

Total increase (decrease) in net assets	31,795	(97,065)	26,736

Net assets as of December 31, 2023	$484,103	$622,298	$625,048

Investment income (loss):
Dividend distributions	10,812	39,486	13,699
Investment Expenses:
Mortality and expense risk and administrative charges	(3,361)	(6,690)	(4,426)

Net investment income (loss)	7,451	32,796	9,273

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(12,417)	—	(14,697)
Change in unrealized appreciation (depreciation)	(5,643)	—	7,898

Net gain (loss) on investments	(18,060)	—	(6,799)

Net increase (decrease) in net assets from operations	(10,609)	32,796	2,474

Contract owner transactions:
Variable annuity deposits	6,504	3,083	1,971
Terminations, withdrawals and annuity payments	(79,974)	(340,280)	(55,088)
Transfers between subaccounts, net	8,260	903,377	11,753
Maintenance charges and mortality adjustments	(1,009)	(4,203)	(1,148)

Increase (decrease) in net assets from contract transactions	(66,219)	561,977	(42,512)

Total increase (decrease) in net assets	(76,828)	594,773	(40,038)

Net assets as of December 31, 2024	$407,275	$1,217,071	$585,010

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Net assets as of December 31, 2022	$225,603	$82,731	$169,462

Investment income (loss):
Dividend distributions	—	44	1,866
Investment Expenses:
Mortality and expense risk and administrative charges	(1,689)	(773)	(1,492)

Net investment income (loss)	(1,689)	(729)	374

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6,988)	(2,183)	1,314
Change in unrealized appreciation (depreciation)	11,384	17,721	30,684

Net gain (loss) on investments	4,396	15,538	31,998

Net increase (decrease) in net assets from operations	2,707	14,809	32,372

Contract owner transactions:
Variable annuity deposits	1,650	—	5,391
Terminations, withdrawals and annuity payments	(20,002)	(2,169)	(22,044)
Transfers between subaccounts, net	(12,978)	23,889	21,013
Maintenance charges and mortality adjustments	(136)	(111)	(596)

Increase (decrease) in net assets from contract transactions	(31,466)	21,609	3,764

Total increase (decrease) in net assets	(28,759)	36,418	36,136

Net assets as of December 31, 2023	$196,844	$119,149	$205,598

Investment income (loss):
Dividend distributions	—	103	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,769)	(740)	(1,617)

Net investment income (loss)	(1,769)	(637)	(1,617)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,053	7,568
Realized capital gain (loss) on investments	865	(467)	5,220
Change in unrealized appreciation (depreciation)	8,826	12,757	10,841

Net gain (loss) on investments	9,691	14,343	23,629

Net increase (decrease) in net assets from operations	7,922	13,706	22,012

Contract owner transactions:
Variable annuity deposits	1,825	—	693
Terminations, withdrawals and annuity payments	(20,331)	(15,217)	(39,179)
Transfers between subaccounts, net	4,005	(33,108)	20,603
Maintenance charges and mortality adjustments	(230)	(86)	(537)

Increase (decrease) in net assets from contract transactions	(14,731)	(48,411)	(18,420)

Total increase (decrease) in net assets	(6,809)	(34,705)	3,592

Net assets as of December 31, 2024	$190,035	$84,444	$209,190

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Janus Henderson VIT Enterprise	Janus Henderson VIT Research	Lord Abbett Series Bond-Debenture VC
Net assets as of December 31, 2022	$1,941,374	$759,514	$199,893

Investment income (loss):
Dividend distributions	1,790	557	8,566
Investment Expenses:
Mortality and expense risk and administrative charges	(14,886)	(6,784)	(1,328)

Net investment income (loss)	(13,096)	(6,227)	7,238

Increase (decrease) in net assets from operations:
Capital gain distributions	147,863	—	—
Realized capital gain (loss) on investments	(7,727)	4,503	(6,953)
Change in unrealized appreciation (depreciation)	182,110	313,811	9,763

Net gain (loss) on investments	322,246	318,314	2,810

Net increase (decrease) in net assets from operations	309,150	312,087	10,048

Contract owner transactions:
Variable annuity deposits	13,173	13,770	514
Terminations, withdrawals and annuity payments	(119,878)	(28,783)	(14,428)
Transfers between subaccounts, net	(74,987)	(20,338)	(24,526)
Maintenance charges and mortality adjustments	(10,838)	(2,387)	(1,163)

Increase (decrease) in net assets from contract transactions	(192,530)	(37,738)	(39,603)

Total increase (decrease) in net assets	116,620	274,349	(29,555)

Net assets as of December 31, 2023	$2,057,994	$1,033,863	$170,338

Investment income (loss):
Dividend distributions	13,979	—	6,426
Investment Expenses:
Mortality and expense risk and administrative charges	(16,652)	(9,007)	(1,091)

Net investment income (loss)	(2,673)	(9,007)	5,335

Increase (decrease) in net assets from operations:
Capital gain distributions	97,994	35,219	—
Realized capital gain (loss) on investments	14,020	51,698	(8,109)
Change in unrealized appreciation (depreciation)	186,585	261,438	11,546

Net gain (loss) on investments	298,599	348,355	3,437

Net increase (decrease) in net assets from operations	295,926	339,348	8,772

Contract owner transactions:
Variable annuity deposits	4,025	11,703	290
Terminations, withdrawals and annuity payments	(125,293)	(106,447)	(52,696)
Transfers between subaccounts, net	19,309	(13,353)	(10,359)
Maintenance charges and mortality adjustments	(10,625)	(4,216)	(819)

Increase (decrease) in net assets from contract transactions	(112,584)	(112,313)	(63,584)

Total increase (decrease) in net assets	183,342	227,035	(54,812)

Net assets as of December 31, 2024	$2,241,336	$1,260,898	$115,526

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Lord Abbett Series Developing Growth VC	LVIP American Century Mid Cap Value(a)	LVIP American Century Ultra(a)
Net assets as of December 31, 2022	$187,037	$576,896	$3,735,562

Investment income (loss):
Dividend distributions	—	11,939	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,452)	(4,144)	(34,476)

Net investment income (loss)	(1,452)	7,795	(34,476)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	60,319	337,066
Realized capital gain (loss) on investments	(5,677)	3,805	74,840
Change in unrealized appreciation (depreciation)	22,144	(41,428)	1,192,467

Net gain (loss) on investments	16,467	22,696	1,604,373

Net increase (decrease) in net assets from operations	15,015	30,491	1,569,897

Contract owner transactions:
Variable annuity deposits	416	7,639	29,671
Terminations, withdrawals and annuity payments	(4,128)	(7,815)	(162,317)
Transfers between subaccounts, net	10,686	(30,846)	(122,251)
Maintenance charges and mortality adjustments	(15)	(977)	(18,544)

Increase (decrease) in net assets from contract transactions	6,959	(31,999)	(273,441)

Total increase (decrease) in net assets	21,974	(1,508)	1,296,456

Net assets as of December 31, 2023	$209,011	$575,388	$5,032,018

Investment income (loss):
Dividend distributions	354	13,392	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,720)	(4,306)	(39,157)

Net investment income (loss)	(1,366)	9,086	(39,157)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	26,681	450,078
Realized capital gain (loss) on investments	(6,022)	1,255	396,342
Change in unrealized appreciation (depreciation)	51,099	5,026	450,326

Net gain (loss) on investments	45,077	32,962	1,296,746

Net increase (decrease) in net assets from operations	43,711	42,048	1,257,589

Contract owner transactions:
Variable annuity deposits	125	7,297	8,193
Terminations, withdrawals and annuity payments	(4,159)	(50,699)	(1,157,851)
Transfers between subaccounts, net	(14,025)	(15,318)	(198,959)
Maintenance charges and mortality adjustments	(9)	(840)	(24,427)

Increase (decrease) in net assets from contract transactions	(18,068)	(59,560)	(1,373,044)

Total increase (decrease) in net assets	25,643	(17,512)	(115,455)

Net assets as of December 31, 2024	$234,654	$557,876	$4,916,563

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	LVIP American Century Value(a)	LVIP JPMorgan Core Bond Fund	Macquarie VIP Asset Strategy(a)
Net assets as of December 31, 2022	$1,205,728	$106,051	$88,762

Investment income (loss):
Dividend distributions	27,560	3,569	1,559
Investment Expenses:
Mortality and expense risk and administrative charges	(9,346)	(811)	(679)

Net investment income (loss)	18,214	2,758	880

Increase (decrease) in net assets from operations:
Capital gain distributions	95,252	—	—
Realized capital gain (loss) on investments	14,985	(220)	(1,016)
Change in unrealized appreciation (depreciation)	(37,437)	2,660	10,568

Net gain (loss) on investments	72,800	2,440	9,552

Net increase (decrease) in net assets from operations	91,014	5,198	10,432

Contract owner transactions:
Variable annuity deposits	36,446	—	2,871
Terminations, withdrawals and annuity payments	(82,154)	—	(24,847)
Transfers between subaccounts, net	(31,722)	1,305	(436)
Maintenance charges and mortality adjustments	(3,193)	(292)	(132)

Increase (decrease) in net assets from contract transactions	(80,623)	1,013	(22,544)

Total increase (decrease) in net assets	10,391	6,211	(12,112)

Net assets as of December 31, 2023	$1,216,119	$112,262	$76,650

Investment income (loss):
Dividend distributions	34,396	4,533	1,354
Investment Expenses:
Mortality and expense risk and administrative charges	(9,775)	(812)	(587)

Net investment income (loss)	24,621	3,721	767

Increase (decrease) in net assets from operations:
Capital gain distributions	74,484	—	2,691
Realized capital gain (loss) on investments	26,576	(1,207)	1,255
Change in unrealized appreciation (depreciation)	(21,426)	(1,852)	3,826

Net gain (loss) on investments	79,634	(3,059)	7,772

Net increase (decrease) in net assets from operations	104,255	662	8,539

Contract owner transactions:
Variable annuity deposits	14,138	—	900
Terminations, withdrawals and annuity payments	(177,306)	(7,675)	(15,092)
Transfers between subaccounts, net	57,055	1,120	(19)
Maintenance charges and mortality adjustments	(3,756)	(269)	(191)

Increase (decrease) in net assets from contract transactions	(109,869)	(6,824)	(14,402)

Total increase (decrease) in net assets	(5,614)	(6,162)	(5,863)

Net assets as of December 31, 2024	$1,210,505	$106,100	$70,787

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	MFS® VIT II Research International	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2022	$239,594	$820,972	$667,987

Investment income (loss):
Dividend distributions	2,021	13,644	20,830
Investment Expenses:
Mortality and expense risk and administrative charges	(1,930)	(5,861)	(4,913)

Net investment income (loss)	91	7,783	15,917

Increase (decrease) in net assets from operations:
Capital gain distributions	—	32,566	34,939
Realized capital gain (loss) on investments	(41)	3,319	2,028
Change in unrealized appreciation (depreciation)	26,843	27,889	(75,402)

Net gain (loss) on investments	26,802	63,774	(38,435)

Net increase (decrease) in net assets from operations	26,893	71,557	(22,518)

Contract owner transactions:
Variable annuity deposits	9,402	443	973
Terminations, withdrawals and annuity payments	(28,057)	(107,185)	(49,694)
Transfers between subaccounts, net	699	(3,133)	(20,935)
Maintenance charges and mortality adjustments	(1,707)	(1,515)	(1,647)

Increase (decrease) in net assets from contract transactions	(19,663)	(111,390)	(71,303)

Total increase (decrease) in net assets	7,230	(39,833)	(93,821)

Net assets as of December 31, 2023	$246,824	$781,139	$574,166

Investment income (loss):
Dividend distributions	2,663	17,230	13,016
Investment Expenses:
Mortality and expense risk and administrative charges	(1,592)	(5,796)	(4,783)

Net investment income (loss)	1,071	11,434	8,233

Increase (decrease) in net assets from operations:
Capital gain distributions	—	36,958	18,123
Realized capital gain (loss) on investments	8,742	8,801	9,892
Change in unrealized appreciation (depreciation)	(2,973)	(8,249)	29,247

Net gain (loss) on investments	5,769	37,510	57,262

Net increase (decrease) in net assets from operations	6,840	48,944	65,495

Contract owner transactions:
Variable annuity deposits	4,625	—	960
Terminations, withdrawals and annuity payments	(75,870)	(88,858)	(109,424)
Transfers between subaccounts, net	7	4,075	33,400
Maintenance charges and mortality adjustments	(721)	(1,877)	(1,537)

Increase (decrease) in net assets from contract transactions	(71,959)	(86,660)	(76,601)

Total increase (decrease) in net assets	(65,119)	(37,716)	(11,106)

Net assets as of December 31, 2024	$181,705	$743,423	$563,060

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Morgan Stanley VIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2022	$298,805	$191,621	$340,270

Investment income (loss):
Dividend distributions	4,810	3,449	6,112
Investment Expenses:
Mortality and expense risk and administrative charges	(2,247)	(1,529)	(2,606)

Net investment income (loss)	2,563	1,920	3,506

Increase (decrease) in net assets from operations:
Capital gain distributions	5,387	4,303	7,114
Realized capital gain (loss) on investments	(15,728)	101	(5,562)
Change in unrealized appreciation (depreciation)	35,263	24,352	31,455

Net gain (loss) on investments	24,922	28,756	33,007

Net increase (decrease) in net assets from operations	27,485	30,676	36,513

Contract owner transactions:
Variable annuity deposits	2,220	970	360
Terminations, withdrawals and annuity payments	(38,871)	—	(54,818)
Transfers between subaccounts, net	(26,711)	(518)	45
Maintenance charges and mortality adjustments	(138)	(525)	(376)

Increase (decrease) in net assets from contract transactions	(63,500)	(73)	(54,789)

Total increase (decrease) in net assets	(36,015)	30,603	(18,276)

Net assets as of December 31, 2023	$262,790	$222,224	$321,994

Investment income (loss):
Dividend distributions	4,512	2,929	6,083
Investment Expenses:
Mortality and expense risk and administrative charges	(2,425)	(1,718)	(2,563)

Net investment income (loss)	2,087	1,211	3,520

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,392	3,261
Realized capital gain (loss) on investments	1,406	2,204	(87)
Change in unrealized appreciation (depreciation)	19,267	21,916	23,192

Net gain (loss) on investments	20,673	27,512	26,366

Net increase (decrease) in net assets from operations	22,760	28,723	29,886

Contract owner transactions:
Variable annuity deposits	2,195	545	375
Terminations, withdrawals and annuity payments	(25,330)	(15,723)	(3,353)
Transfers between subaccounts, net	23,192	(670)	(16)
Maintenance charges and mortality adjustments	(134)	(547)	(351)

Increase (decrease) in net assets from contract transactions	(77)	(16,395)	(3,345)

Total increase (decrease) in net assets	22,683	12,328	26,541

Net assets as of December 31, 2024	$285,473	$234,552	$348,535

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2022	$110,612	$210,096	$107,375

Investment income (loss):
Dividend distributions	565	3,683	2,394
Investment Expenses:
Mortality and expense risk and administrative charges	(713)	(1,530)	(833)

Net investment income (loss)	(148)	2,153	1,561

Increase (decrease) in net assets from operations:
Capital gain distributions	285	4,768	1,113
Realized capital gain (loss) on investments	(7,539)	(1,227)	(163)
Change in unrealized appreciation (depreciation)	11,267	22,554	7,941

Net gain (loss) on investments	4,013	26,095	8,891

Net increase (decrease) in net assets from operations	3,865	28,248	10,452

Contract owner transactions:
Variable annuity deposits	—	—	120
Terminations, withdrawals and annuity payments	(89,414)	(6,714)	(417)
Transfers between subaccounts, net	25	(15,553)	(4)
Maintenance charges and mortality adjustments	(20)	(935)	(260)

Increase (decrease) in net assets from contract transactions	(89,409)	(23,202)	(561)

Total increase (decrease) in net assets	(85,544)	5,046	9,891

Net assets as of December 31, 2023	$25,068	$215,142	$117,266

Investment income (loss):
Dividend distributions	548	2,771	2,597
Investment Expenses:
Mortality and expense risk and administrative charges	(182)	(1,595)	(889)

Net investment income (loss)	366	1,176	1,708

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,813	753
Realized capital gain (loss) on investments	(206)	3,874	(321)
Change in unrealized appreciation (depreciation)	898	14,728	5,957

Net gain (loss) on investments	692	22,415	6,389

Net increase (decrease) in net assets from operations	1,058	23,591	8,097

Contract owner transactions:
Variable annuity deposits	—	—	125
Terminations, withdrawals and annuity payments	(3,514)	(48,251)	(7,189)
Transfers between subaccounts, net	1,337	(35)	(26)
Maintenance charges and mortality adjustments	(19)	(865)	(271)

Increase (decrease) in net assets from contract transactions	(2,196)	(49,151)	(7,361)

Total increase (decrease) in net assets	(1,138)	(25,560)	736

Net assets as of December 31, 2024	$23,930	$189,582	$118,002

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA All Cap Value Series(a)	NAA Large Cap Value Series(a)	NAA Large Core Series(a)
Net assets as of December 31, 2022	$252,163	$651,801	$477,451

Investment income (loss):
Dividend distributions	3,988	11,056	8,464
Investment Expenses:
Mortality and expense risk and administrative charges	(1,933)	(4,927)	(4,237)

Net investment income (loss)	2,055	6,129	4,227

Increase (decrease) in net assets from operations:
Capital gain distributions	21,675	65,452	—
Realized capital gain (loss) on investments	618	2,701	(4,388)
Change in unrealized appreciation (depreciation)	(3,431)	(21,711)	121,443

Net gain (loss) on investments	18,862	46,442	117,055

Net increase (decrease) in net assets from operations	20,917	52,571	121,282

Contract owner transactions:
Variable annuity deposits	—	3,180	7,929
Terminations, withdrawals and annuity payments	(3,728)	(45,743)	(17,771)
Transfers between subaccounts, net	16,501	(5,766)	(9,205)
Maintenance charges and mortality adjustments	(870)	(521)	(982)

Increase (decrease) in net assets from contract transactions	11,903	(48,850)	(20,029)

Total increase (decrease) in net assets	32,820	3,721	101,253

Net assets as of December 31, 2023	$284,983	$655,522	$578,704

Investment income (loss):
Dividend distributions	4,475	11,981	21,179
Investment Expenses:
Mortality and expense risk and administrative charges	(2,005)	(5,199)	(5,401)

Net investment income (loss)	2,470	6,782	15,778

Increase (decrease) in net assets from operations:
Capital gain distributions	14,183	49,342	—
Realized capital gain (loss) on investments	22,660	20,960	21,302
Change in unrealized appreciation (depreciation)	(10,012)	8,807	108,721

Net gain (loss) on investments	26,831	79,109	130,023

Net increase (decrease) in net assets from operations	29,301	85,891	145,801

Contract owner transactions:
Variable annuity deposits	—	3,280	9,663
Terminations, withdrawals and annuity payments	(133,208)	(130,835)	(101,438)
Transfers between subaccounts, net	(20,764)	(2,938)	25,415
Maintenance charges and mortality adjustments	(825)	(604)	(1,146)

Increase (decrease) in net assets from contract transactions	(154,797)	(131,097)	(67,506)

Total increase (decrease) in net assets	(125,496)	(45,206)	78,295

Net assets as of December 31, 2024	$159,487	$610,316	$656,999

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Large Growth Series(a)	NAA Mid Growth Series(a)	NAA Small Cap Value Series(a)
Net assets as of December 31, 2022	$229,480	$2,288,731	$375,823

Investment income (loss):
Dividend distributions	3,624	36,566	4,820
Investment Expenses:
Mortality and expense risk and administrative charges	(1,903)	(18,921)	(2,787)

Net investment income (loss)	1,721	17,645	2,033

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	23,514
Realized capital gain (loss) on investments	(4,933)	(91,043)	(1,682)
Change in unrealized appreciation (depreciation)	80,947	634,710	9,596

Net gain (loss) on investments	76,014	543,667	31,428

Net increase (decrease) in net assets from operations	77,735	561,312	33,461

Contract owner transactions:
Variable annuity deposits	1,787	39,092	5,672
Terminations, withdrawals and annuity payments	(117,428)	(194,505)	(17,269)
Transfers between subaccounts, net	515	(21,260)	(336)
Maintenance charges and mortality adjustments	(875)	(8,125)	(974)

Increase (decrease) in net assets from contract transactions	(116,001)	(184,798)	(12,907)

Total increase (decrease) in net assets	(38,266)	376,514	20,554

Net assets as of December 31, 2023	$191,214	$2,665,245	$396,377

Investment income (loss):
Dividend distributions	6,807	72,367	4,219
Investment Expenses:
Mortality and expense risk and administrative charges	(1,776)	(19,220)	(2,841)

Net investment income (loss)	5,031	53,147	1,378

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	15,552
Realized capital gain (loss) on investments	5,548	(24,454)	4,136
Change in unrealized appreciation (depreciation)	50,419	360,802	4,909

Net gain (loss) on investments	55,967	336,348	24,597

Net increase (decrease) in net assets from operations	60,998	389,495	25,975

Contract owner transactions:
Variable annuity deposits	2,608	11,993	7,433
Terminations, withdrawals and annuity payments	(25,618)	(809,334)	(52,623)
Transfers between subaccounts, net	34,941	(98,334)	(13,940)
Maintenance charges and mortality adjustments	(1,280)	(11,094)	(1,531)

Increase (decrease) in net assets from contract transactions	10,651	(906,769)	(60,661)

Total increase (decrease) in net assets	71,649	(517,274)	(34,686)

Net assets as of December 31, 2024	$262,863	$2,147,971	$361,691

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Small Growth Series(a)	NAA Smid-Cap Value Series(a)	NAA World Equity Income Series(a)
Net assets as of December 31, 2022	$932,472	$1,119,342	$596,001

Investment income (loss):
Dividend distributions	13,590	17,196	16,144
Investment Expenses:
Mortality and expense risk and administrative charges	(7,326)	(8,661)	(4,524)

Net investment income (loss)	6,264	8,535	11,620

Increase (decrease) in net assets from operations:
Capital gain distributions	—	80,667	—
Realized capital gain (loss) on investments	(22,302)	3,647	1,782
Change in unrealized appreciation (depreciation)	195,832	5,125	52,240

Net gain (loss) on investments	173,530	89,439	54,022

Net increase (decrease) in net assets from operations	179,794	97,974	65,642

Contract owner transactions:
Variable annuity deposits	5,512	15,625	887
Terminations, withdrawals and annuity payments	(15,619)	(20,490)	(16,910)
Transfers between subaccounts, net	(37,021)	15,938	(14,577)
Maintenance charges and mortality adjustments	(5,181)	(2,297)	(1,624)

Increase (decrease) in net assets from contract transactions	(52,309)	8,776	(32,224)

Total increase (decrease) in net assets	127,485	106,750	33,418

Net assets as of December 31, 2023	$1,059,957	$1,226,092	$629,419

Investment income (loss):
Dividend distributions	33,079	15,735	17,439
Investment Expenses:
Mortality and expense risk and administrative charges	(8,392)	(9,145)	(4,879)

Net investment income (loss)	24,687	6,590	12,560

Increase (decrease) in net assets from operations:
Capital gain distributions	—	32,078	—
Realized capital gain (loss) on investments	(6,135)	31,645	29,104
Change in unrealized appreciation (depreciation)	105,150	29,754	31,649

Net gain (loss) on investments	99,015	93,477	60,753

Net increase (decrease) in net assets from operations	123,702	100,067	73,313

Contract owner transactions:
Variable annuity deposits	693	16,979	—
Terminations, withdrawals and annuity payments	(29,172)	(197,470)	(87,844)
Transfers between subaccounts, net	(4,336)	(972)	(12,499)
Maintenance charges and mortality adjustments	(6,183)	(2,403)	(1,935)

Increase (decrease) in net assets from contract transactions	(38,998)	(183,866)	(102,278)

Total increase (decrease) in net assets	84,704	(83,799)	(28,965)

Net assets as of December 31, 2024	$1,144,661	$1,142,293	$600,454

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
Net assets as of December 31, 2022	$555,808	$96,643	$209,640

Investment income (loss):
Dividend distributions	421	2,910	31,689
Investment Expenses:
Mortality and expense risk and administrative charges	(4,239)	(915)	(1,544)

Net investment income (loss)	(3,818)	1,995	30,145

Increase (decrease) in net assets from operations:
Capital gain distributions	8,856	—	—
Realized capital gain (loss) on investments	23,076	(918)	(5,722)
Change in unrealized appreciation (depreciation)	100,351	5,702	(42,112)

Net gain (loss) on investments	132,283	4,784	(47,834)

Net increase (decrease) in net assets from operations	128,465	6,779	(17,689)

Contract owner transactions:
Variable annuity deposits	—	683	3,906
Terminations, withdrawals and annuity payments	(89,265)	(3,441)	(15,565)
Transfers between subaccounts, net	(12,739)	843	2,238
Maintenance charges and mortality adjustments	(1,653)	(453)	(657)

Increase (decrease) in net assets from contract transactions	(103,657)	(2,368)	(10,078)

Total increase (decrease) in net assets	24,808	4,411	(27,767)

Net assets as of December 31, 2023	$580,616	$101,054	$181,873

Investment income (loss):
Dividend distributions	—	5,460	3,853
Investment Expenses:
Mortality and expense risk and administrative charges	(4,830)	(839)	(1,394)

Net investment income (loss)	(4,830)	4,621	2,459

Increase (decrease) in net assets from operations:
Capital gain distributions	31,091	—	—
Realized capital gain (loss) on investments	28,181	(3,180)	(5,802)
Change in unrealized appreciation (depreciation)	84,022	704	8,835

Net gain (loss) on investments	143,294	(2,476)	3,033

Net increase (decrease) in net assets from operations	138,464	2,145	5,492

Contract owner transactions:
Variable annuity deposits	—	—	554
Terminations, withdrawals and annuity payments	(39,641)	(20,921)	(18,636)
Transfers between subaccounts, net	(22,971)	929	5,997
Maintenance charges and mortality adjustments	(1,913)	(436)	(512)

Increase (decrease) in net assets from contract transactions	(64,525)	(20,428)	(12,597)

Total increase (decrease) in net assets	73,939	(18,283)	(7,105)

Net assets as of December 31, 2024	$654,555	$82,771	$174,768

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT Emerging Markets Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Net assets as of December 31, 2022	$26,990	$273,764	$391,797

Investment income (loss):
Dividend distributions	1,563	7,384	12,963
Investment Expenses:
Mortality and expense risk and administrative charges	(213)	(2,210)	(2,775)

Net investment income (loss)	1,350	5,174	10,188

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,611	—
Realized capital gain (loss) on investments	(454)	(4,737)	(11,468)
Change in unrealized appreciation (depreciation)	1,597	15,047	14,801

Net gain (loss) on investments	1,143	17,921	3,333

Net increase (decrease) in net assets from operations	2,493	23,095	13,521

Contract owner transactions:
Variable annuity deposits	—	—	14,531
Terminations, withdrawals and annuity payments	(566)	(17,996)	(115,772)
Transfers between subaccounts, net	191	42,685	(20,736)
Maintenance charges and mortality adjustments	(113)	(1,823)	(3,381)

Increase (decrease) in net assets from contract transactions	(488)	22,866	(125,358)

Total increase (decrease) in net assets	2,005	45,961	(111,837)

Net assets as of December 31, 2023	$28,995	$319,725	$279,960

Investment income (loss):
Dividend distributions	2,184	8,709	9,848
Investment Expenses:
Mortality and expense risk and administrative charges	(290)	(1,912)	(1,917)

Net investment income (loss)	1,894	6,797	7,931

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	239	(7,853)	(3,160)
Change in unrealized appreciation (depreciation)	401	11,420	4,059

Net gain (loss) on investments	640	3,567	899

Net increase (decrease) in net assets from operations	2,534	10,364	8,830

Contract owner transactions:
Variable annuity deposits	—	—	3,288
Terminations, withdrawals and annuity payments	(522)	(95,402)	(66,791)
Transfers between subaccounts, net	(603)	(38,220)	5,849
Maintenance charges and mortality adjustments	(147)	(1,460)	(1,517)

Increase (decrease) in net assets from contract transactions	(1,272)	(135,082)	(59,171)

Total increase (decrease) in net assets	1,262	(124,718)	(50,341)

Net assets as of December 31, 2024	$30,257	$195,007	$229,619

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT Real Return	PIMCO VIT Total Return	Putnam VT Small Cap Value
Net assets as of December 31, 2022	$993,139	$468,213	$16,929

Investment income (loss):
Dividend distributions	29,577	15,288	27
Investment Expenses:
Mortality and expense risk and administrative charges	(7,531)	(3,323)	(134)

Net investment income (loss)	22,046	11,965	(107)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,090
Realized capital gain (loss) on investments	(7,805)	(28,777)	(59)
Change in unrealized appreciation (depreciation)	14,030	37,178	1,964

Net gain (loss) on investments	6,225	8,401	3,995

Net increase (decrease) in net assets from operations	28,271	20,366	3,888

Contract owner transactions:
Variable annuity deposits	25,467	46,879	—
Terminations, withdrawals and annuity payments	(53,096)	(134,360)	(2)
Transfers between subaccounts, net	9,263	8,089	44
Maintenance charges and mortality adjustments	(2,879)	(3,626)	(24)

Increase (decrease) in net assets from contract transactions	(21,245)	(83,018)	18

Total increase (decrease) in net assets	7,026	(62,652)	3,906

Net assets as of December 31, 2023	$1,000,165	$405,561	$20,835

Investment income (loss):
Dividend distributions	25,636	14,570	198
Investment Expenses:
Mortality and expense risk and administrative charges	(7,439)	(2,805)	(161)

Net investment income (loss)	18,197	11,765	37

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	962
Realized capital gain (loss) on investments	(12,525)	(11,613)	(20)
Change in unrealized appreciation (depreciation)	8,736	6,009	144

Net gain (loss) on investments	(3,789)	(5,604)	1,086

Net increase (decrease) in net assets from operations	14,408	6,161	1,123

Contract owner transactions:
Variable annuity deposits	16,499	2,413	—
Terminations, withdrawals and annuity payments	(130,049)	(73,467)	(2)
Transfers between subaccounts, net	21,608	321	3
Maintenance charges and mortality adjustments	(2,978)	(3,487)	(16)

Increase (decrease) in net assets from contract transactions	(94,920)	(74,220)	(15)

Total increase (decrease) in net assets	(80,512)	(68,059)	1,108

Net assets as of December 31, 2024	$919,653	$337,502	$21,943

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Royce Micro-Cap	T. Rowe Price Health Sciences	Templeton Developing Markets VIP Fund
Net assets as of December 31, 2022	$146,246	$1,546,409	$154,519

Investment income (loss):
Dividend distributions	—	—	3,412
Investment Expenses:
Mortality and expense risk and administrative charges	(1,167)	(10,974)	(1,224)

Net investment income (loss)	(1,167)	(10,974)	2,188

Increase (decrease) in net assets from operations:
Capital gain distributions	—	54,823	124
Realized capital gain (loss) on investments	(1,265)	11,988	(1,399)
Change in unrealized appreciation (depreciation)	28,479	(28,635)	17,092

Net gain (loss) on investments	27,214	38,176	15,817

Net increase (decrease) in net assets from operations	26,047	27,202	18,005

Contract owner transactions:
Variable annuity deposits	—	6,104	8,766
Terminations, withdrawals and annuity payments	(235)	(70,313)	(13,365)
Transfers between subaccounts, net	(2,666)	(21,988)	600
Maintenance charges and mortality adjustments	(186)	(5,560)	(408)

Increase (decrease) in net assets from contract transactions	(3,087)	(91,757)	(4,407)

Total increase (decrease) in net assets	22,960	(64,555)	13,598

Net assets as of December 31, 2023	$169,206	$1,481,854	$168,117

Investment income (loss):
Dividend distributions	—	—	4,651
Investment Expenses:
Mortality and expense risk and administrative charges	(1,240)	(11,589)	(963)

Net investment income (loss)	(1,240)	(11,589)	3,688

Increase (decrease) in net assets from operations:
Capital gain distributions	11,392	131,315	894
Realized capital gain (loss) on investments	(813)	22,127	(2,639)
Change in unrealized appreciation (depreciation)	9,934	(124,359)	5,555

Net gain (loss) on investments	20,513	29,083	3,810

Net increase (decrease) in net assets from operations	19,273	17,494	7,498

Contract owner transactions:
Variable annuity deposits	—	4,849	1,272
Terminations, withdrawals and annuity payments	(15,303)	(114,738)	(43,937)
Transfers between subaccounts, net	(5,693)	12,590	(11,626)
Maintenance charges and mortality adjustments	(198)	(6,085)	(264)

Increase (decrease) in net assets from contract transactions	(21,194)	(103,384)	(54,555)

Total increase (decrease) in net assets	(1,921)	(85,890)	(47,057)

Net assets as of December 31, 2024	$167,285	$1,395,964	$121,060

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Templeton Global Bond VIP Fund	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2022	$1,822,345	$21,315

Investment income (loss):
Dividend distributions	—	1,143
Investment Expenses:
Mortality and expense risk and administrative charges	(13,389)	(223)

Net investment income (loss)	(13,389)	920

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	(39,593)	(110)
Change in unrealized appreciation (depreciation)	91,880	1,062

Net gain (loss) on investments	52,287	952

Net increase (decrease) in net assets from operations	38,898	1,872

Contract owner transactions:
Variable annuity deposits	30,317	—
Terminations, withdrawals and annuity payments	(114,071)	(166)
Transfers between subaccounts, net	131,230	127
Maintenance charges and mortality adjustments	(7,316)	(73)

Increase (decrease) in net assets from contract transactions	40,160	(112)

Total increase (decrease) in net assets	79,058	1,760

Net assets as of December 31, 2023	$1,901,403	$23,075

Investment income (loss):
Dividend distributions	—	1,439
Investment Expenses:
Mortality and expense risk and administrative charges	(12,653)	(244)

Net investment income (loss)	(12,653)	1,195

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	(122,381)	(54)
Change in unrealized appreciation (depreciation)	(73,645)	153

Net gain (loss) on investments	(196,026)	99

Net increase (decrease) in net assets from operations	(208,679)	1,294

Contract owner transactions:
Variable annuity deposits	5,266	—
Terminations, withdrawals and annuity payments	(694,165)	—
Transfers between subaccounts, net	263,223	128
Maintenance charges and mortality adjustments	(9,330)	(75)

Increase (decrease) in net assets from contract transactions	(435,006)	53

Total increase (decrease) in net assets	(643,685)	1,347

Net assets as of December 31, 2024	$1,257,718	$24,422

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

Variable Annuity Account B (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns and AdvanceDesigns are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	Newton Investment Management North America, LLC
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	ClearBridge Investments, LLC
ClearBridge Variable Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Plus Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
LVIP American Century Mid Cap Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	—
LVIP American Century Value	Service Class	American Century Investment Management, Inc	—
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Macquarie VIP Asset Strategy	Service Class	Delaware Management Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	Morgan Stanley Investment Management Co
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	—
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—
NAA Mid Growth Series	—	Security Investors, LLC	—
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
NAA Smid-Cap Value Series	—	Security Investors, LLC	—
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	Research Affiliates LLC
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	Putnam Investments Ltd
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	—
Royce Micro-Cap	Investment	Royce & Associates, LP	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	Franklin Templeton Inv Mgmt Ltd
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	—

Eighty-nine subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

The Account has one underlying fund, Blackrock High Yield V.I. that pays dividends on the first of each month. The daily dividend amount is accumulated and the balance is recognised on the Statements of Net Assets as Uncollected Income Receivable.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name
April 26, 2024	LVIP American Century Mid Cap Value	American Century VP Mid Cap Value
April 26, 2024	LVIP American Century Ultra	American Century VP Ultra®
April 26, 2024	LVIP American Century Value	American Century VP Value
May 1, 2024	ClearBridge Variable Growth	ClearBridge Variable Aggressive Growth
May 1, 2024	Macquarie VIP Asset Strategy	Delaware Ivy VIP Asset Strategy
October 25, 2024	NAA All Cap Value Series	Guggenheim VIF All Cap Value
October 25, 2024	NAA Large Cap Value Series	Guggenheim VIF Large Cap Value
October 25, 2024	NAA Large Core Series	Guggenheim VIF StylePlus Large Core
October 25, 2024	NAA Large Growth Series	Guggenheim VIF StylePlus Large Growth
October 25, 2024	NAA Mid Growth Series	Guggenheim VIF StylePlus Mid Growth
October 25, 2024	NAA Small Cap Value Series	Guggenheim VIF Small Cap Value
October 25, 2024	NAA Small Growth Series	Guggenheim VIF StylePlus Small Growth
October 25, 2024	NAA Smid-Cap Value Series	Guggenheim VIF SMid Cap Value
October 25, 2024	NAA World Equity Income Series	Guggenheim VIF World Equity Income

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
August 16, 2024	Guggenheim VIF Alpha Opportunity	Invesco V.I. Government Money Market	59,806
August 16, 2024	Guggenheim VIF Long Short Equity	Invesco V.I. Government Money Market	64,047
August 16, 2024	Guggenheim VIF Managed Asset Allocation	Invesco V.I. Government Money Market	394,578

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2024, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Discovery Value Portfolio	$9,908	$13,109
AB VPS Dynamic Asset Allocation	234	20,320
American Funds IS® Asset Allocation	113,188	710,419
American Funds IS® Capital World Bond	1,667	1,117
American Funds IS® Global Growth	234,673	1,006,608
American Funds IS® Growth-Income	81,280	126,636
American Funds IS® International	41,159	15,043
American Funds IS® New World	2,978	52,781
BlackRock Equity Dividend V.I.	117,453	261,043
BlackRock Global Allocation V.I.	23,181	108,514
BlackRock High Yield V.I.	27,149	15,291

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
BNY Mellon IP MidCap Stock	$7,924	$17,775
BNY Mellon IP Small Cap Stock Index	104,322	264,150
BNY Mellon IP Technology Growth	42,219	258,262
BNY Mellon VIF Appreciation	64,140	74,777
ClearBridge Variable Growth (a)	275,215	125,498
ClearBridge Variable Small Cap Growth	65,675	26,119
Fidelity® VIP Equity-Income	158,581	127,037
Fidelity® VIP Growth & Income	127,229	139,280
Fidelity® VIP Growth Opportunities	11,695	244,452
Fidelity® VIP High Income	43,789	17,678
Fidelity® VIP Overseas	39,559	135,652
Franklin Allocation VIP Fund	5,604	179,632
Franklin Income VIP Fund	50,046	192,959
Franklin Mutual Global Discovery VIP Fund	132,431	121,708
Franklin Small Cap Value VIP Fund	11,225	54,668
Franklin Strategic Income VIP Fund	7,984	51,234
Guggenheim VIF Alpha Opportunity (b)	1,620	75,295
Guggenheim VIF Floating Rate Strategies	103,049	95,259
Guggenheim VIF Global Managed Futures Strategy	3,201	830
Guggenheim VIF High Yield	145,462	153,114
Guggenheim VIF Long Short Equity (b)	13,772	95,066
Guggenheim VIF Managed Asset Allocation (b)	28,111	475,886
Guggenheim VIF Multi-Hedge Strategies	5,148	46,616
Guggenheim VIF Total Return Bond	132,616	150,934
Invesco V.I. American Value	280	165,547
Invesco V.I. Comstock	69,980	202,837
Invesco V.I. Core Plus Bond	9,201	74,551
Invesco V.I. Discovery Mid Cap Growth	23,684	133,486
Invesco V.I. Equity and Income	76,321	158,926
Invesco V.I. EVQ International Equity Fund	25,251	54,176
Invesco V.I. Global	36,534	142,566
Invesco V.I. Global Real Estate	38,278	97,046
Invesco V.I. Government Money Market	1,005,078	410,305
Invesco V.I. Government Securities	87,056	120,295
Invesco V.I. Health Care	13,462	29,962
Invesco V.I. Main Street Mid Cap Fund®	7,851	54,846
Invesco V.I. Main Street Small Cap Fund®	28,596	41,065
Janus Henderson VIT Enterprise	168,231	185,494
Janus Henderson VIT Research	75,337	161,438
Lord Abbett Series Bond-Debenture VC	6,458	64,707
Lord Abbett Series Developing Growth VC	4,495	23,929
LVIP American Century Mid Cap Value (a)	48,222	72,015
LVIP American Century Ultra (a)	495,053	1,457,176
LVIP American Century Value (a)	188,017	198,781
LVIP JPMorgan Core Bond Fund	5,920	9,023

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Macquarie VIP Asset Strategy (a)	$4,845	$15,789
MFS® VIT II Research International	8,984	79,872
MFS® VIT Total Return	178,694	216,962
MFS® VIT Utilities	86,514	136,759
Morgan Stanley VIF Emerging Markets Equity	83,260	81,250
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	6,619	18,411
Morningstar Balanced ETF Asset Allocation Portfolio	9,425	5,989
Morningstar Conservative ETF Asset Allocation Portfolio	1,908	3,738
Morningstar Growth ETF Asset Allocation Portfolio	6,584	50,746
Morningstar Income and Growth ETF Asset Allocation Portfolio	3,384	8,284
NAA All Cap Value Series (a)	25,813	163,957
NAA Large Cap Value Series (a)	71,944	146,917
NAA Large Core Series (a)	67,189	118,917
NAA Large Growth Series (a)	53,442	37,760
NAA Mid Growth Series (a)	127,142	980,764
NAA Small Cap Value Series (a)	30,612	74,343
NAA Small Growth Series (a)	34,508	48,819
NAA Smid-Cap Value Series (a)	115,060	260,258
NAA World Equity Income Series (a)	78,324	168,042
Neuberger Berman AMT Sustainable Equity	38,913	77,177
PIMCO VIT All Asset	6,395	22,202
PIMCO VIT CommodityRealReturn Strategy	11,368	21,506
PIMCO VIT Emerging Markets Bond	21,037	20,415
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	23,642	151,927
PIMCO VIT Low Duration	18,399	69,639
PIMCO VIT Real Return	64,844	141,567
PIMCO VIT Total Return	16,417	78,872
Putnam VT Small Cap Value	1,169	185
Royce Micro-Cap	12,964	24,006
T. Rowe Price Health Sciences	166,598	150,256
Templeton Developing Markets VIP Fund	10,626	60,599
Templeton Global Bond VIP Fund	270,105	717,764
Western Asset Variable Global High Yield Bond	1,565	317

(a)	Name change. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Assets

As of December 31, 2024, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2024.

Segment Disclosures

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.70% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Variable Annuity Account B

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio	460	(885)	(425)	713	(581)	132
AB VPS Dynamic Asset Allocation	89	(2,054)	(1,965)	125	(130)	(5)
American Funds IS® Asset Allocation	4,408	(48,196)	(43,788)	6,886	(42,767)	(35,881)
American Funds IS® Capital World Bond	368	(102)	266	352	(271)	81
American Funds IS® Global Growth	11,838	(52,610)	(40,772)	12,453	(18,867)	(6,414)
American Funds IS® Growth-Income	2,313	(5,669)	(3,356)	4,725	(7,647)	(2,922)
American Funds IS® International	4,768	(1,401)	3,367	3,477	(10,365)	(6,888)
American Funds IS® New World	486	(4,654)	(4,168)	1,089	(3,386)	(2,297)
BlackRock Equity Dividend V.I.	4,522	(15,466)	(10,944)	3,791	(7,085)	(3,294)
BlackRock Global Allocation V.I.	1,022	(9,546)	(8,524)	1,883	(9,897)	(8,014)
BlackRock High Yield V.I.	1,918	(1,341)	577	2,855	(3,297)	(442)
BNY Mellon IP MidCap Stock	750	(1,310)	(560)	393	(84)	309
BNY Mellon IP Small Cap Stock Index	6,678	(16,891)	(10,213)	7,555	(3,069)	4,486
BNY Mellon IP Technology Growth	2,802	(6,365)	(3,563)	4,983	(4,545)	438
BNY Mellon VIF Appreciation	2,305	(3,536)	(1,231)	3,400	(2,466)	934
ClearBridge Variable Growth (a)	2,872	(6,688)	(3,816)	3,553	(6,191)	(2,638)
ClearBridge Variable Small Cap Growth	2,787	(1,058)	1,729	1,031	(2,978)	(1,947)
Fidelity® VIP Equity-Income	8,417	(7,680)	737	2,335	(11,008)	(8,673)
Fidelity® VIP Growth & Income	3,760	(6,789)	(3,029)	4,431	(2,820)	1,611
Fidelity® VIP Growth Opportunities	2,101	(6,806)	(4,705)	4,969	(6,488)	(1,519)
Fidelity® VIP High Income	2,411	(1,437)	974	2,420	(7,490)	(5,070)
Fidelity® VIP Overseas	2,892	(11,372)	(8,480)	2,212	(11,908)	(9,696)
Franklin Allocation VIP Fund	622	(14,207)	(13,585)	720	(1,758)	(1,038)
Franklin Income VIP Fund	2,969	(15,164)	(12,195)	2,313	(1,832)	481
Franklin Mutual Global Discovery VIP Fund	5,733	(8,610)	(2,877)	5,250	(6,608)	(1,358)
Franklin Small Cap Value VIP Fund	669	(3,194)	(2,525)	557	(412)	145

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Strategic Income VIP Fund	852	(6,281)	(5,429)	1,554	(669)	885
Guggenheim VIF Alpha Opportunity (b)	160	(4,343)	(4,183)	289	(281)	8
Guggenheim VIF Floating Rate Strategies	4,367	(8,985)	(4,618)	4,889	(6,326)	(1,437)
Guggenheim VIF Global Managed Futures Strategy	490	(74)	416	478	(78)	400
Guggenheim VIF High Yield	5,509	(5,645)	(136)	1,042	(1,393)	(351)
Guggenheim VIF Long Short Equity (b)	1,168	(6,952)	(5,784)	1,693	(1,169)	524
Guggenheim VIF Managed Asset Allocation (b)	551	(32,424)	(31,873)	1,205	(7,941)	(6,736)
Guggenheim VIF Multi-Hedge Strategies	756	(7,386)	(6,630)	3,578	(2,472)	1,106
Guggenheim VIF Total Return Bond	13,321	(15,148)	(1,827)	12,975	(14,837)	(1,862)
Invesco V.I. American Value	179	(13,861)	(13,682)	426	(104)	322
Invesco V.I. Comstock	2,789	(9,866)	(7,077)	6,804	(3,322)	3,482
Invesco V.I. Core Plus Bond	953	(7,781)	(6,828)	1,421	(2,287)	(866)
Invesco V.I. Discovery Mid Cap Growth	1,948	(7,082)	(5,134)	1,434	(912)	522
Invesco V.I. Equity and Income	3,467	(8,958)	(5,491)	3,141	(7,327)	(4,186)
Invesco V.I. EVQ International Equity Fund	1,812	(3,192)	(1,380)	3,298	(3,734)	(436)
Invesco V.I. Global	1,267	(8,210)	(6,943)	1,300	(1,250)	50
Invesco V.I. Global Real Estate	2,420	(5,349)	(2,929)	2,462	(1,967)	495
Invesco V.I. Government Money Market	120,149	(49,189)	70,960	6,870	(19,442)	(12,572)
Invesco V.I. Government Securities	13,442	(17,067)	(3,625)	7,234	(4,012)	3,222
Invesco V.I. Health Care	810	(1,093)	(283)	677	(1,829)	(1,152)
Invesco V.I. Main Street Mid Cap Fund®	383	(2,346)	(1,963)	2,355	(1,084)	1,271
Invesco V.I. Main Street Small Cap Fund®	704	(1,041)	(337)	1,554	(1,193)	361
Janus Henderson VIT Enterprise	4,272	(5,717)	(1,445)	3,252	(8,454)	(5,202)
Janus Henderson VIT Research	2,816	(5,445)	(2,629)	2,108	(2,565)	(457)
Lord Abbett Series Bond-Debenture VC	457	(6,555)	(6,098)	615	(4,278)	(3,663)
Lord Abbett Series Developing Growth VC	720	(1,399)	(679)	1,682	(683)	999
LVIP American Century Mid Cap Value (a)	1,346	(3,519)	(2,173)	1,306	(2,024)	(718)

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American Century Ultra (a)	4,864	(31,595)	(26,731)	12,749	(15,837)	(3,088)
LVIP American Century Value (a)	4,478	(6,997)	(2,519)	6,205	(8,105)	(1,900)
LVIP JPMorgan Core Bond Fund	594	(1,056)	(462)	639	(90)	549
Macquarie VIP Asset Strategy (a)	296	(1,411)	(1,115)	563	(2,614)	(2,051)
MFS® VIT II Research International	1,252	(7,543)	(6,291)	5,785	(7,133)	(1,348)
MFS® VIT Total Return	9,848	(14,174)	(4,326)	2,317	(8,597)	(6,280)
MFS® VIT Utilities	3,747	(6,079)	(2,332)	2,168	(4,810)	(2,642)
Morgan Stanley VIF Emerging Markets Equity	12,347	(10,477)	1,870	5,686	(14,122)	(8,436)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	517	(1,236)	(719)	566	(83)	483
Morningstar Balanced ETF Asset Allocation Portfolio	916	(329)	587	1,023	(5,341)	(4,318)
Morningstar Conservative ETF Asset Allocation Portfolio	244	(417)	(173)	451	(10,988)	(10,537)
Morningstar Growth ETF Asset Allocation Portfolio	479	(3,730)	(3,251)	529	(1,988)	(1,459)
Morningstar Income and Growth ETF Asset Allocation Portfolio	364	(751)	(387)	368	(73)	295
NAA All Cap Value Series (a)	681	(6,437)	(5,756)	1,164	(249)	915
NAA Large Cap Value Series (a)	1,614	(6,837)	(5,223)	1,317	(2,955)	(1,638)
NAA Large Core Series (a)	4,106	(6,634)	(2,528)	2,715	(3,093)	(378)
NAA Large Growth Series (a)	2,661	(1,804)	857	790	(7,380)	(6,590)
NAA Mid Growth Series (a)	7,482	(49,864)	(42,382)	13,448	(20,176)	(6,728)
NAA Small Cap Value Series (a)	560	(1,794)	(1,234)	1,054	(1,278)	(224)
NAA Small Growth Series (a)	2,998	(3,523)	(525)	3,454	(5,815)	(2,361)
NAA Smid-Cap Value Series (a)	2,375	(5,497)	(3,122)	2,363	(1,395)	968
NAA World Equity Income Series (a)	5,642	(11,570)	(5,928)	2,603	(3,787)	(1,184)
Neuberger Berman AMT Sustainable Equity	723	(1,877)	(1,154)	648	(3,532)	(2,884)
PIMCO VIT All Asset	263	(1,566)	(1,303)	369	(327)	42
PIMCO VIT CommodityRealReturn Strategy	2,633	(4,139)	(1,506)	3,497	(4,444)	(947)
PIMCO VIT Emerging Markets Bond	2,002	(1,978)	24	837	(824)	13

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	2,154	(14,163)	(12,009)	7,031	(3,918)	3,113
PIMCO VIT Low Duration	2,259	(9,261)	(7,002)	8,395	(23,985)	(15,590)
PIMCO VIT Real Return	7,286	(13,776)	(6,490)	7,333	(6,538)	795
PIMCO VIT Total Return	1,641	(9,570)	(7,929)	10,414	(19,364)	(8,950)
Putnam VT Small Cap Value	44	(2)	42	53	(9)	44
Royce Micro-Cap	475	(1,693)	(1,218)	1,113	(974)	139
T. Rowe Price Health Sciences	4,347	(7,098)	(2,751)	4,979	(7,464)	(2,485)
Templeton Developing Markets VIP Fund	981	(6,691)	(5,710)	1,725	(1,671)	54
Templeton Global Bond VIP Fund	55,542	(121,962)	(66,420)	50,165	(35,325)	14,840
Western Asset Variable Global High Yield Bond	80	(7)	73	79	(24)	55

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio
2024	9,784	14.57	14.57	142,541	0.01	0.75	0.75	5.66	5.66
2023	10,209	13.79	13.79	140,749	0.01	0.75	0.75	12.57	12.57
2022	10,077	12.25	12.25	123,412	0.01	0.75	0.75	(18.87)	(18.87)
2021	9,983	15.10	15.10	150,748	0.01	0.75	0.75	30.62	30.62
2020	9,347	11.56	11.56	108,055	0.01	0.75	0.75	(0.77)	(0.77)
AB VPS Dynamic Asset Allocation
2024	2,197	10.00	10.00	21,982	0.01	0.75	0.75	6.38	6.38
2023	4,162	9.40	9.40	39,137	0.01	0.75	0.75	9.30	9.30
2022	4,167	8.60	8.60	35,844	0.02	0.75	0.75	(21.68)	(21.68)
2021	4,217	10.98	10.98	46,311	0.02	0.75	0.75	5.27	5.27
2020	4,189	10.43	10.43	43,706	0.01	0.75	0.75	0.97	0.97
American Funds IS® Asset Allocation
2024	85,503	15.14	15.14	1,294,169	0.02	0.75	0.75	11.82	11.82
2023	129,291	13.54	13.54	1,749,919	0.02	0.75	0.75	9.90	9.90
2022	165,172	12.32	12.32	2,035,540	0.02	0.75	0.75	(16.87)	(16.87)
2021	191,076	14.82	14.82	2,831,316	0.01	0.75	0.75	10.60	10.60
2020	195,909	13.40	13.40	2,624,384	0.02	0.75	0.75	8.06	8.06

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Capital World Bond
2024	9,903	6.29	6.29	62,348	0.02	0.75	0.75	(6.95)	(6.95)
2023	9,637	6.76	6.76	65,162	—	0.75	0.75	1.96	1.96
2022	9,556	6.63	6.63	63,352	0.00	0.75	0.75	(20.88)	(20.88)
2021	16,906	8.38	8.38	141,604	0.02	0.75	0.75	(8.62)	(8.62)
2020	16,172	9.17	9.17	148,323	0.01	0.75	0.75	5.52	5.52
American Funds IS® Global Growth
2024	115,443	18.83	18.83	2,175,058	0.01	0.75	0.75	9.16	9.16
2023	156,215	17.25	17.25	2,694,981	0.01	0.75	0.75	17.83	17.83
2022	162,629	14.64	14.64	2,381,690	0.00	0.75	0.75	(27.67)	(27.67)
2021	161,487	20.24	20.24	3,269,653	0.00	0.75	0.75	11.82	11.82
2020	156,481	18.10	18.10	2,832,455	0.00	0.75	0.75	25.35	25.35
American Funds IS® Growth-Income
2024	64,797	22.45	22.45	1,454,107	0.01	0.75	0.75	19.35	19.35
2023	68,153	18.81	18.81	1,281,527	0.01	0.75	0.75	21.20	21.20
2022	71,075	15.52	15.52	1,102,701	0.01	0.75	0.75	(19.75)	(19.75)
2021	76,205	19.34	19.34	1,473,460	0.01	0.75	0.75	19.24	19.24
2020	76,331	16.22	16.22	1,237,720	0.01	0.75	0.75	9.08	9.08
American Funds IS® International
2024	27,265	9.34	9.34	254,605	0.01	0.75	0.75	(0.85)	(0.85)
2023	23,898	9.42	9.42	225,114	0.01	0.75	0.75	11.35	11.35
2022	30,786	8.46	8.46	260,567	0.01	0.75	0.75	(23.99)	(23.99)
2021	31,954	11.13	11.13	355,484	0.02	0.75	0.75	(5.28)	(5.28)
2020	32,172	11.75	11.75	378,049	0.00	0.75	0.75	9.40	9.40
American Funds IS® New World
2024	9,312	11.07	11.07	103,068	0.01	0.75	0.75	2.41	2.41
2023	13,480	10.81	10.81	145,661	0.01	0.75	0.75	11.44	11.44
2022	15,777	9.70	9.70	152,989	0.01	0.75	0.75	(25.10)	(25.10)
2021	15,886	12.95	12.95	205,679	0.01	0.75	0.75	0.78	0.78
2020	11,681	12.85	12.85	150,074	0.00	0.75	0.75	18.76	18.76

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Equity Dividend V.I.
2024	40,653	16.67	16.67	677,740	0.02	0.75	0.75	5.64	5.64
2023	51,597	15.78	15.78	814,126	0.02	0.75	0.75	7.86	7.86
2022	54,891	14.63	14.63	802,922	0.01	0.75	0.75	(7.64)	(7.64)
2021	48,337	15.84	15.84	765,420	0.01	0.75	0.75	15.87	15.87
2020	43,188	13.67	13.67	590,203	0.02	0.75	0.75	(0.22)	(0.22)
BlackRock Global Allocation V.I.
2024	17,780	11.36	11.36	201,873	0.01	0.75	0.75	4.99	4.99
2023	26,304	10.82	10.82	284,681	0.02	0.75	0.75	8.31	8.31
2022	34,318	9.99	9.99	342,827	—	0.75	0.75	(19.17)	(19.17)
2021	41,315	12.36	12.36	510,550	0.01	0.75	0.75	2.49	2.49
2020	49,482	12.06	12.06	596,582	0.01	0.75	0.75	16.30	16.30
BlackRock High Yield V.I.
2024	20,123	10.57	10.57	212,568	0.07	0.75	0.75	3.93	3.93
2023	19,546	10.17	10.17	198,773	0.06	0.75	0.75	8.77	8.77
2022	19,988	9.35	9.35	186,885	0.05	0.75	0.75	(13.90)	(13.90)
2021	28,550	10.86	10.86	309,897	0.04	0.75	0.75	1.40	1.40
2020	28,437	10.71	10.71	304,600	0.05	0.75	0.75	3.08	3.08
BNY Mellon IP MidCap Stock
2024	7,582	14.79	14.79	111,616	0.01	0.75	0.75	8.19	8.19
2023	8,142	13.67	13.67	110,831	0.01	0.75	0.75	13.63	13.63
2022	7,833	12.03	12.03	93,816	0.00	0.75	0.75	(17.38)	(17.38)
2021	8,940	14.56	14.56	129,730	0.00	0.75	0.75	20.93	20.93
2020	9,592	12.04	12.04	115,120	0.00	0.75	0.75	3.88	3.88
BNY Mellon IP Small Cap Stock Index
2024	54,860	16.01	16.01	878,126	0.01	0.75	0.75	3.96	3.96
2023	65,073	15.40	15.40	1,001,662	0.01	0.75	0.75	11.19	11.19
2022	60,587	13.85	13.85	839,031	0.01	0.75	0.75	(19.71)	(19.71)
2021	61,408	17.25	17.25	1,059,107	0.01	0.75	0.75	21.48	21.48
2020	59,803	14.20	14.20	848,912	0.01	0.75	0.75	6.53	6.53

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon IP Technology Growth
2024	50,087	37.11	42.06	2,097,013	—	0.75	1.35	20.02	20.72
2023	53,650	30.92	34.84	1,862,730	—	0.75	1.35	52.24	53.21
2022	53,212	20.31	22.74	1,206,385	—	0.75	1.35	(48.79)	(48.48)
2021	52,366	39.66	44.14	2,303,121	—	0.75	1.35	7.83	8.48
2020	53,899	36.78	40.69	2,185,631	0.00	0.75	1.35	62.31	63.35
BNY Mellon VIF Appreciation
2024	18,015	20.54	20.54	369,976	—	0.75	0.75	8.33	8.33
2023	19,246	18.96	18.96	364,855	0.00	0.75	0.75	16.25	16.25
2022	18,312	16.31	16.31	298,675	0.00	0.75	0.75	(21.25)	(21.25)
2021	17,698	20.71	20.71	366,583	0.00	0.75	0.75	22.11	22.11
2020	16,075	16.96	16.96	272,673	0.00	0.75	0.75	18.77	18.77
ClearBridge Variable Growth (a)
2024	46,447	17.30	19.63	911,356	—	0.75	1.35	7.65	8.21
2023	50,263	16.07	18.14	910,838	0.00	0.75	1.35	18.86	19.58
2022	52,901	13.52	15.17	801,863	—	0.75	1.35	(29.73)	(29.24)
2021	55,176	19.24	21.44	1,182,547	0.00	0.75	1.35	5.37	5.98
2020	67,745	18.26	20.23	1,367,760	0.01	0.75	1.35	12.72	13.33
ClearBridge Variable Small Cap Growth
2024	19,201	23.48	23.48	450,688	—	0.75	0.75	0.64	0.64
2023	17,472	20.55	23.33	407,451	—	0.75	1.35	3.79	4.43
2022	19,419	22.34	22.34	433,699	—	0.75	0.75	(31.47)	(31.47)
2021	17,438	29.06	32.60	568,121	—	0.75	1.35	7.79	8.49
2020	21,601	26.96	30.05	648,149	—	0.75	1.35	37.13	37.97

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Equity-Income
2024	32,221	16.56	16.56	535,741	0.02	0.75	0.75	10.77	10.77
2023	31,484	14.95	14.95	472,305	0.02	0.75	0.75	6.33	6.33
2022	40,157	14.06	14.06	566,155	0.02	0.75	0.75	(8.70)	(8.70)
2021	42,297	15.40	15.40	653,112	0.02	0.75	0.75	20.03	20.03
2020	47,317	12.83	12.83	608,539	0.01	0.75	0.75	2.48	2.48
Fidelity® VIP Growth & Income
2024	53,975	20.84	20.84	1,124,435	0.01	0.75	0.75	17.47	17.47
2023	57,004	17.74	17.74	1,010,989	0.02	0.75	0.75	14.01	14.01
2022	55,393	15.56	15.56	861,698	0.01	0.75	0.75	(8.63)	(8.63)
2021	50,812	17.03	17.03	865,268	0.02	0.75	0.75	21.04	21.04
2020	50,175	14.07	14.07	706,027	0.02	0.75	0.75	3.61	3.61
Fidelity® VIP Growth Opportunities
2024	51,419	39.65	39.65	2,038,584	—	0.75	0.75	33.41	33.41
2023	56,124	29.72	29.72	1,667,660	—	0.75	0.75	39.99	39.99
2022	57,643	21.23	21.23	1,223,592	—	0.75	0.75	(40.57)	(40.57)
2021	56,982	35.72	35.72	2,035,465	—	0.75	0.75	7.56	7.56
2020	56,843	33.21	33.21	1,887,852	—	0.75	0.75	62.00	62.00
Fidelity® VIP High Income
2024	71,179	9.62	9.62	685,207	0.06	0.75	0.75	4.57	4.57
2023	70,205	9.20	9.20	646,037	0.05	0.75	0.75	6.24	6.24
2022	75,275	8.66	8.66	652,348	0.05	0.75	0.75	(14.93)	(14.93)
2021	74,900	10.18	10.18	763,022	0.05	0.75	0.75	0.39	0.39
2020	73,930	10.14	10.14	749,790	0.05	0.75	0.75	(1.36)	(1.36)
Fidelity® VIP Overseas
2024	28,353	11.43	11.43	324,247	0.01	0.75	0.75	0.88	0.88
2023	36,833	11.33	11.33	417,242	0.01	0.75	0.75	15.85	15.85
2022	46,529	9.78	9.78	455,156	0.01	0.75	0.75	(27.45)	(27.45)
2021	40,316	13.48	13.48	543,591	0.00	0.75	0.75	15.02	15.02
2020	39,426	11.72	11.72	462,273	0.00	0.75	0.75	11.09	11.09

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Allocation VIP Fund
2024	7,422	12.28	12.28	91,157	0.03	0.75	0.75	4.87	4.87
2023	21,007	11.71	11.71	245,933	0.01	0.75	0.75	10.47	10.47
2022	22,045	10.60	10.60	233,753	0.01	0.75	0.75	(19.27)	(19.27)
2021	27,380	13.13	13.13	359,605	0.02	0.75	0.75	7.36	7.36
2020	33,444	12.23	12.23	408,852	0.01	0.75	0.75	7.66	7.66
Franklin Income VIP Fund
2024	37,225	11.79	12.45	461,655	0.06	0.75	1.35	2.61	3.23
2023	49,420	11.49	12.06	594,645	0.05	0.75	1.35	3.98	4.69
2022	48,939	11.05	11.52	563,091	0.05	0.75	1.35	(9.50)	(9.00)
2021	51,694	12.21	12.66	653,228	0.05	0.75	1.35	11.71	12.53
2020	52,617	10.93	11.25	591,689	0.05	0.75	1.35	(3.53)	(3.10)
Franklin Mutual Global Discovery VIP Fund
2024	67,290	12.41	13.69	922,025	0.02	0.75	1.35	0.16	0.74
2023	70,167	12.39	13.59	953,642	0.02	0.75	1.35	15.15	15.96
2022	71,525	10.76	11.72	839,380	0.01	0.75	1.35	(8.74)	(8.29)
2021	74,610	11.79	12.78	954,132	0.03	0.75	1.35	14.02	14.72
2020	75,357	10.34	11.14	839,814	0.02	0.75	1.35	(8.58)	(8.01)
Franklin Small Cap Value VIP Fund
2024	7,727	16.78	17.66	136,958	0.01	0.75	1.35	6.95	7.62
2023	10,252	16.41	16.41	168,666	0.01	0.75	0.75	8.60	8.60
2022	10,107	15.11	15.11	153,105	0.01	0.75	0.75	(13.36)	(13.36)
2021	12,416	16.88	17.44	216,969	0.01	0.75	1.35	20.06	20.78
2020	16,053	14.06	14.44	232,173	0.01	0.75	1.35	0.64	1.26
Franklin Strategic Income VIP Fund
2024	7,180	8.10	8.10	58,153	0.04	0.75	0.75	0.12	0.12
2023	12,609	8.09	8.09	101,937	0.04	0.75	0.75	4.25	4.25
2022	11,724	7.76	7.76	90,989	0.05	0.75	0.75	(14.06)	(14.06)
2021	13,418	9.03	9.03	121,138	0.03	0.75	0.75	(1.63)	(1.63)
2020	12,442	9.18	9.18	114,210	0.04	0.75	0.75	(0.33)	(0.33)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Alpha Opportunity (b)
2024	—	17.18	17.18	—	—	0.75	0.75	5.08	5.08
2023	4,183	16.35	16.35	68,514	0.00	0.75	0.75	4.34	4.34
2022	4,175	15.67	15.67	65,498	0.00	0.75	0.75	(11.87)	(11.87)
2021	4,063	17.78	17.78	72,348	0.01	0.75	0.75	9.62	9.62
2020	3,936	14.59	16.22	63,951	0.01	0.75	1.35	(4.01)	(3.45)
Guggenheim VIF Floating Rate Strategies
2024	125,252	9.86	9.86	1,234,632	0.08	0.75	0.75	2.92	2.92
2023	129,870	9.58	9.58	1,244,227	0.03	0.75	0.75	7.04	7.04
2022	131,307	8.95	8.95	1,175,365	0.02	0.75	0.75	(4.48)	(4.48)
2021	130,980	9.37	9.37	1,227,732	0.02	0.75	0.75	(1.37)	(1.37)
2020	127,892	9.50	9.50	1,214,268	0.06	0.75	0.75	(3.65)	(3.65)
Guggenheim VIF Global Managed Futures Strategy
2024	14,619	4.88	4.88	71,398	0.03	0.75	0.75	(3.37)	(3.37)
2023	14,203	5.05	5.05	71,764	0.04	0.75	0.75	—	—
2022	13,803	5.05	5.05	69,753	0.03	0.75	0.75	7.22	7.22
2021	13,459	4.71	4.71	63,452	—	0.75	0.75	(2.89)	(2.89)
2020	13,695	4.85	4.85	66,418	0.04	0.75	0.75	(1.22)	(1.22)
Guggenheim VIF High Yield
2024	25,664	15.69	33.95	795,729	0.06	0.75	1.35	3.09	3.63
2023	25,800	15.22	32.76	792,191	0.06	0.75	1.35	7.26	7.91
2022	26,151	14.19	30.36	740,192	0.06	0.75	1.35	(13.58)	(13.01)
2021	29,245	16.42	34.90	927,988	0.05	0.75	1.35	0.92	1.51
2020	27,625	16.27	34.38	885,812	0.07	0.75	1.35	0.18	0.79

(b)	Liquidation. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Long Short Equity (b)
2024	—	12.33	14.03	—	—	0.75	1.35	5.38	5.81
2023	5,784	11.70	13.26	75,375	0.00	0.75	1.35	7.93	8.60
2022	5,260	10.84	12.21	64,239	0.00	0.75	1.35	(18.00)	(17.56)
2021	6,846	13.22	14.81	100,035	0.01	0.75	1.35	18.46	19.24
2020	6,422	11.16	12.42	78,667	0.01	0.75	1.35	0.45	1.06
Guggenheim VIF Managed Asset Allocation (b)
2024	—	14.65	14.68	—	0.04	0.75	1.35	4.48	4.87
2023	31,873	13.97	14.05	445,612	0.01	0.75	1.35	9.25	9.91
2022	38,609	12.71	12.86	491,093	0.01	0.75	1.35	(20.12)	(19.66)
2021	43,256	15.82	16.10	684,602	0.01	0.75	1.35	7.69	8.36
2020	39,536	14.60	14.95	577,725	0.02	0.75	1.35	7.79	8.39
Guggenheim VIF Multi-Hedge Strategies
2024	8,763	5.25	5.70	50,071	0.03	0.75	1.35	(7.73)	(7.32)
2023	15,393	5.69	6.15	94,078	0.03	0.75	1.35	—	0.65
2022	14,287	5.69	6.11	87,065	0.01	0.75	1.35	(7.63)	(7.00)
2021	8,623	6.16	6.57	56,395	—	0.75	1.35	3.53	4.12
2020	8,087	5.95	6.31	50,843	0.02	0.75	1.35	2.76	3.44
Guggenheim VIF Total Return Bond
2024	161,656	7.75	9.64	1,559,806	0.04	0.75	1.35	(1.27)	(0.62)
2023	163,483	7.85	9.70	1,589,687	0.04	0.75	1.35	2.35	2.97
2022	165,345	7.67	9.42	1,559,687	0.03	0.75	1.35	(19.69)	(19.21)
2021	174,830	9.55	11.66	2,041,211	0.02	0.75	1.35	(4.69)	(4.11)
2020	174,199	10.02	12.16	2,113,959	0.02	0.75	1.35	9.39	9.95
Invesco V.I. American Value
2024	137	13.46	13.46	1,846	—	0.75	0.75	25.33	25.33
2023	13,819	10.74	10.74	148,399	0.00	0.75	0.75	11.07	11.07
2022	13,497	9.67	9.67	130,507	0.01	0.75	0.75	(6.48)	(6.48)
2021	705	10.29	10.34	7,288	0.05	0.75	1.35	—	—

(b)	Liquidation. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Comstock
2024	9,311	17.94	21.57	200,342	0.01	0.75	1.35	9.93	10.67
2023	16,388	16.32	19.49	317,275	0.01	0.75	1.35	7.30	7.92
2022	12,906	15.21	18.06	232,745	0.01	0.75	1.35	(3.43)	(2.85)
2021	14,931	15.75	18.59	277,225	0.02	0.75	1.35	27.43	28.21
2020	17,603	12.36	14.50	255,085	0.02	0.75	1.35	(5.36)	(4.79)
Invesco V.I. Core Plus Bond
2024	15,451	9.34	9.34	144,295	0.03	0.75	0.75	(1.06)	(1.06)
2023	22,279	9.44	9.44	210,344	0.02	0.75	0.75	1.94	1.94
2022	23,145	9.26	9.26	214,371	0.01	0.75	0.75	(7.40)	(7.40)
Invesco V.I. Discovery Mid Cap Growth
2024	15,548	20.18	20.18	313,778	—	0.75	0.75	19.34	19.34
2023	20,682	16.91	16.91	349,688	—	0.75	0.75	8.68	8.68
2022	20,160	15.56	15.56	313,552	—	0.75	0.75	(33.65)	(33.65)
2021	19,484	23.45	23.45	456,732	—	0.75	0.75	14.45	14.45
2020	19,046	16.59	20.49	390,158	—	0.75	1.35	34.01	34.80
Invesco V.I. Equity and Income
2024	38,765	14.93	17.89	693,865	0.02	0.75	1.35	7.10	7.77
2023	44,256	13.94	16.60	733,868	0.02	0.75	1.35	5.53	6.21
2022	48,442	15.63	15.63	757,573	0.01	0.75	0.75	(11.09)	(11.09)
2021	62,736	14.95	17.58	1,103,548	0.02	0.75	1.35	13.34	14.01
2020	62,922	13.19	15.42	970,057	0.02	0.75	1.35	4.93	5.54
Invesco V.I. EVQ International Equity Fund
2024	19,571	14.32	16.23	311,788	0.02	0.75	1.35	(3.96)	(3.39)
2023	20,951	14.91	16.80	346,134	—	0.75	1.35	12.87	13.51
2022	21,387	13.21	14.80	311,597	0.01	0.75	1.35	(21.97)	(21.49)
2021	25,314	16.93	18.85	471,218	0.01	0.75	1.35	1.07	1.73
2020	26,974	16.75	18.53	494,373	0.02	0.75	1.35	8.91	9.58

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global
2024	34,458	17.00	17.00	586,886	—	0.75	0.75	11.48	11.48
2023	41,401	15.25	15.25	632,148	—	0.75	0.75	29.57	29.57
2022	41,351	11.77	11.77	487,475	—	0.75	0.75	(34.43)	(34.43)
2021	41,242	17.95	17.95	741,389	—	0.75	0.75	10.94	10.94
2020	47,986	16.18	16.18	777,416	0.00	0.75	0.75	22.58	22.58
Invesco V.I. Global Real Estate
2024	23,723	15.06	17.18	407,275	0.02	0.75	1.35	(5.99)	(5.40)
2023	26,652	16.02	18.16	484,103	0.01	0.75	1.35	4.36	5.03
2022	26,157	15.35	17.29	452,308	0.03	0.75	1.35	(28.10)	(27.69)
2021	27,755	21.35	23.91	663,517	0.03	0.75	1.35	20.35	21.06
2020	28,991	17.74	19.75	572,423	0.05	0.75	1.35	(16.04)	(15.53)
Invesco V.I. Government Money Market
2024	146,785	7.87	8.29	1,217,071	0.04	0.75	1.35	0.25	0.85
2023	75,825	7.85	8.22	622,298	0.05	0.75	1.35	0.13	0.74
2022	88,397	7.84	8.16	719,363	0.01	0.75	1.35	(3.09)	(2.51)
2021	110,026	8.09	8.37	920,685	0.00	0.75	1.35	(4.26)	(3.68)
2020	117,657	8.45	8.69	1,022,249	0.00	0.75	1.35	(3.98)	(3.44)
Invesco V.I. Government Securities
2024	83,703	6.25	6.98	585,010	0.02	0.75	1.35	(2.80)	(2.24)
2023	87,328	7.14	7.14	625,048	0.02	0.75	0.75	0.71	0.71
2022	84,106	7.09	7.09	598,312	0.02	0.75	0.75	(13.96)	(13.96)
2021	96,042	8.24	8.24	792,898	0.02	0.75	0.75	(6.04)	(6.04)
2020	96,578	8.04	8.77	848,396	0.02	0.75	1.35	1.39	2.10
Invesco V.I. Health Care
2024	7,795	21.81	24.87	190,035	—	0.75	1.35	(0.27)	0.32
2023	8,078	21.87	24.79	196,844	—	0.75	1.35	(1.35)	(0.76)
2022	9,230	22.17	24.98	225,603	—	0.75	1.35	(17.00)	(16.48)
2021	8,398	26.71	29.91	247,702	0.00	0.75	1.35	7.48	8.13
2020	13,429	24.85	27.66	367,420	0.00	0.75	1.35	9.57	10.24

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Mid Cap Fund®
2024	3,372	22.09	25.19	84,444	—	0.75	1.35	11.85	12.51
2023	5,335	19.75	22.39	119,149	0.00	0.75	1.35	9.30	9.97
2022	4,064	18.07	20.36	82,731	0.00	0.75	1.35	(18.09)	(17.60)
2021	4,523	22.06	24.71	111,451	0.00	0.75	1.35	17.59	18.34
2020	4,490	18.76	20.88	93,728	0.00	0.75	1.35	4.28	4.92
Invesco V.I. Main Street Small Cap Fund®
2024	5,305	34.87	39.76	209,190	—	0.75	1.35	7.62	8.25
2023	5,642	32.40	36.73	205,598	0.01	0.75	1.35	12.81	13.50
2022	5,281	28.72	32.36	169,462	0.00	0.75	1.35	(19.62)	(19.12)
2021	5,330	35.73	40.01	211,510	0.00	0.75	1.35	17.07	17.78
2020	7,158	30.52	33.97	241,724	0.00	0.75	1.35	14.52	15.19
Janus Henderson VIT Enterprise
2024	72,699	27.84	30.84	2,241,336	0.01	0.75	1.35	10.39	11.06
2023	74,144	27.77	27.77	2,057,994	0.00	0.75	0.75	13.49	13.49
2022	79,346	24.47	24.47	1,941,374	0.00	0.75	0.75	(19.24)	(19.24)
2021	80,846	27.85	30.30	2,448,804	0.00	0.75	1.35	11.58	12.26
2020	81,422	24.96	26.99	2,196,653	—	0.75	1.35	14.08	14.75
Janus Henderson VIT Research
2024	39,997	31.49	31.49	1,260,898	—	0.75	0.75	29.96	29.96
2023	42,626	24.23	24.23	1,033,863	0.00	0.75	0.75	37.51	37.51
2022	43,083	17.62	17.62	759,514	—	0.75	0.75	(32.59)	(32.59)
2021	40,328	24.52	26.14	1,055,169	0.00	0.75	1.35	14.96	15.61
2020	43,759	21.33	22.61	989,918	0.00	0.75	1.35	26.89	27.67
Lord Abbett Series Bond-Debenture VC
2024	11,803	9.77	9.77	115,526	0.05	0.75	0.75	2.84	2.84
2023	17,901	9.50	9.50	170,338	0.05	0.75	0.75	2.59	2.59
2022	21,564	9.26	9.26	199,893	0.04	0.75	0.75	(16.05)	(16.05)
2021	25,648	11.03	11.03	283,032	0.03	0.75	0.75	(0.54)	(0.54)
2020	19,782	11.09	11.09	219,477	0.03	0.75	0.75	3.36	3.36

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Developing Growth VC
2024	14,090	16.64	16.64	234,654	—	0.75	0.75	17.68	17.68
2023	14,769	14.14	14.14	209,011	—	0.75	0.75	4.20	4.20
2022	13,770	13.57	13.57	187,037	—	0.75	0.75	(38.32)	(38.32)
2021	16,026	22.00	22.00	352,903	—	0.75	0.75	(6.30)	(6.30)
2020	11,452	23.48	23.48	269,271	—	0.75	0.75	66.17	66.17
LVIP American Century Mid Cap Value (a)
2024	27,870	20.04	20.04	557,876	0.02	0.75	0.75	4.54	4.54
2023	30,043	19.17	19.17	575,388	0.02	0.75	0.75	2.13	2.13
2022	30,761	18.77	18.77	576,896	0.02	0.75	0.75	(5.01)	(5.01)
2021	30,221	19.76	19.76	596,603	0.01	0.75	0.75	18.47	18.47
2020	32,857	16.19	16.68	547,465	0.02	0.75	1.35	(3.23)	(2.63)
LVIP American Century Ultra (a)
2024	100,357	43.13	49.18	4,916,563	—	0.75	1.35	23.12	23.85
2023	127,088	35.03	39.71	5,032,018	—	0.75	1.35	37.16	38.03
2022	130,176	25.54	28.77	3,735,562	—	0.75	1.35	(35.31)	(34.94)
2021	122,986	39.48	44.22	5,423,905	—	0.75	1.35	17.75	18.46
2020	126,012	33.53	37.33	4,692,440	—	0.75	1.35	43.11	44.02
LVIP American Century Value (a)
2024	44,166	24.15	27.54	1,210,505	0.03	0.75	1.35	4.64	5.28
2023	46,685	23.08	26.16	1,216,119	0.02	0.75	1.35	4.34	4.98
2022	48,585	22.12	24.92	1,205,728	0.02	0.75	1.35	(3.95)	(3.37)
2021	50,208	23.03	25.79	1,289,872	0.02	0.75	1.35	19.02	19.73
2020	51,184	19.35	21.54	1,098,687	0.02	0.75	1.35	(3.49)	(2.93)

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP JPMorgan Core Bond Fund
2024	13,728	7.76	7.76	106,100	0.04	0.75	0.75	(2.27)	(2.27)
2023	14,190	7.94	7.94	112,262	0.03	0.75	0.75	1.79	1.79
2022	13,641	7.80	7.80	106,051	0.02	0.75	0.75	(15.95)	(15.95)
2021	31,785	9.28	9.28	294,648	0.01	0.75	0.75	(5.31)	(5.31)
2020	16,925	9.80	9.80	165,502	0.02	0.75	0.75	3.70	3.70
Macquarie VIP Asset Strategy (a)
2024	6,455	10.96	10.96	70,787	0.02	0.75	0.75	8.30	8.30
2023	7,570	10.12	10.12	76,650	0.02	0.75	0.75	9.76	9.76
2022	9,621	9.22	9.22	88,762	0.01	0.75	0.75	(17.90)	(17.90)
2021	11,311	11.23	11.23	127,054	0.02	0.75	0.75	6.34	6.34
2020	12,567	10.56	10.56	132,701	0.02	0.75	0.75	9.66	9.66
MFS® VIT II Research International
2024	18,235	9.96	9.96	181,705	0.01	0.75	0.75	(0.99)	(0.99)
2023	24,526	7.77	10.06	246,824	0.01	0.75	1.35	8.07	8.76
2022	25,874	9.25	9.25	239,594	0.02	0.75	0.75	(20.87)	(20.87)
2021	25,745	9.14	11.69	301,069	0.01	0.75	1.35	6.53	7.15
2020	33,917	8.58	10.91	369,446	0.02	0.75	1.35	7.92	8.56
MFS® VIT Total Return
2024	49,813	12.52	14.91	743,423	0.02	0.75	1.35	2.88	3.54
2023	54,139	14.40	14.40	781,139	0.02	0.75	0.75	6.12	6.12
2022	60,419	11.53	13.57	820,972	0.01	0.75	1.35	(13.70)	(13.12)
2021	64,220	13.36	15.62	1,003,892	0.02	0.75	1.35	8.97	9.69
2020	74,612	12.26	14.24	1,064,096	0.02	0.75	1.35	4.88	5.40

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Utilities
2024	26,516	14.42	21.96	563,060	0.02	0.75	1.35	6.58	7.23
2023	28,848	13.53	20.48	574,166	0.03	0.75	1.35	(6.50)	(5.93)
2022	31,490	14.47	21.77	667,987	0.02	0.75	1.35	(3.79)	(3.20)
2021	33,914	15.04	22.49	743,597	0.01	0.75	1.35	8.91	9.60
2020	32,833	13.81	20.52	656,606	0.02	0.75	1.35	1.17	1.74
Morgan Stanley VIF Emerging Markets Equity
2024	39,175	6.06	7.31	285,473	0.02	0.75	1.35	3.06	3.69
2023	37,305	5.88	7.05	262,790	0.02	0.75	1.35	7.30	7.80
2022	45,741	5.48	6.54	298,805	0.00	0.75	1.35	(28.37)	(27.81)
2021	45,629	7.65	9.06	413,319	0.01	0.75	1.35	(1.42)	(0.88)
2020	45,231	7.76	9.14	411,975	0.01	0.75	1.35	9.45	10.12
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2024	15,816	14.83	14.83	234,552	0.01	0.75	0.75	10.34	10.34
2023	16,535	13.44	13.44	222,224	0.02	0.75	0.75	12.56	12.56
2022	16,052	11.94	11.94	191,621	0.01	0.75	0.75	(16.39)	(16.39)
2021	15,609	14.28	14.28	222,752	0.01	0.75	0.75	13.97	13.97
2020	16,637	12.53	12.53	208,300	0.02	0.75	0.75	5.92	5.92
Morningstar Balanced ETF Asset Allocation Portfolio
2024	29,704	11.74	11.74	348,535	0.02	0.75	0.75	6.15	6.15
2023	29,117	11.06	11.06	321,994	0.02	0.75	0.75	8.64	8.64
2022	33,435	10.18	10.18	340,270	0.02	0.75	0.75	(16.08)	(16.08)
2021	32,184	12.13	12.13	390,328	0.01	0.75	0.75	6.68	6.68
2020	35,142	11.37	11.37	399,397	0.02	0.75	0.75	5.08	5.08
Morningstar Conservative ETF Asset Allocation Portfolio
2024	2,777	8.64	8.64	23,930	0.02	0.75	0.75	1.41	1.41
2023	2,950	8.52	8.52	25,068	0.01	0.75	0.75	3.90	3.90
2022	13,487	8.20	8.20	110,612	0.01	0.75	0.75	(15.11)	(15.11)
2021	13,415	9.66	9.66	129,519	0.01	0.75	0.75	(1.53)	(1.53)
2020	17,947	9.81	9.81	175,925	0.03	0.75	0.75	2.62	2.62

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Growth ETF Asset Allocation Portfolio
2024	14,047	13.49	13.49	189,582	0.01	0.75	0.75	8.44	8.44
2023	17,298	12.44	12.44	215,142	0.02	0.75	0.75	11.07	11.07
2022	18,757	11.20	11.20	210,096	0.02	0.75	0.75	(16.42)	(16.42)
2021	17,447	13.40	13.40	233,855	0.01	0.75	0.75	10.65	10.65
2020	27,672	12.11	12.11	335,227	0.02	0.75	0.75	5.95	5.95
Morningstar Income and Growth ETF Asset Allocation Portfolio
2024	11,616	10.16	10.16	118,002	0.02	0.75	0.75	3.89	3.89
2023	12,003	9.78	9.78	117,266	0.02	0.75	0.75	6.54	6.54
2022	11,708	9.18	9.18	107,375	0.01	0.75	0.75	(15.70)	(15.70)
2021	16,633	10.89	10.89	181,133	0.01	0.75	0.75	2.54	2.54
2020	20,864	10.62	10.62	221,599	0.02	0.75	0.75	4.42	4.42
NAA All Cap Value Series (a)
2024	6,463	19.29	24.77	159,487	0.02	0.75	1.35	5.58	6.22
2023	12,219	23.32	23.32	284,983	0.01	0.75	0.75	4.53	4.53
2022	11,304	17.59	22.31	252,163	0.01	0.75	1.35	(5.33)	(4.82)
2021	13,574	18.58	23.44	315,746	0.02	0.75	1.35	21.52	22.27
2020	21,033	15.29	19.17	402,005	0.01	0.75	1.35	(2.49)	(1.89)
NAA Large Cap Value Series (a)
2024	30,082	20.31	20.31	610,316	0.02	0.75	1.35	8.61	9.31
2023	35,305	18.58	18.70	655,522	0.02	0.75	1.35	4.64	5.21
2022	36,943	17.66	17.87	651,801	0.01	0.75	1.35	(5.55)	(4.90)
2021	40,262	18.57	18.92	747,458	0.02	0.75	1.35	21.67	22.33
2020	51,732	15.18	15.55	784,893	0.02	0.75	1.35	(2.20)	(1.56)

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Core Series (a)
2024	36,780	17.47	21.10	656,999	0.03	0.75	1.35	20.50	21.24
2023	39,308	14.41	17.51	578,704	0.02	0.75	1.35	21.51	22.22
2022	39,686	11.79	14.41	477,451	0.01	0.75	1.35	(24.04)	(23.54)
2021	40,059	15.42	18.97	633,084	0.01	0.75	1.35	23.02	23.76
2020	41,837	12.46	15.42	533,620	0.02	0.75	1.35	13.63	14.31
NAA Large Growth Series (a)
2024	11,497	22.83	27.25	262,863	0.03	0.75	1.35	26.51	27.33
2023	10,640	17.93	21.54	191,214	0.02	0.75	1.35	33.96	34.71
2022	17,230	13.31	16.08	229,480	0.00	0.75	1.35	(33.61)	(33.22)
2021	19,246	19.93	24.22	385,304	0.01	0.75	1.35	22.32	23.10
2020	16,027	16.19	19.80	261,453	0.01	0.75	1.35	32.00	32.70
NAA Mid Growth Series (a)
2024	105,209	20.41	21.44	2,147,971	0.03	0.75	1.35	12.37	13.07
2023	147,591	18.05	19.08	2,665,245	0.01	0.75	1.35	20.99	21.71
2022	154,319	14.83	15.77	2,288,731	0.00	0.75	1.35	(30.83)	(30.41)
2021	145,435	21.31	22.80	3,100,760	0.01	0.75	1.35	8.83	9.51
2020	143,790	19.46	20.95	2,800,475	0.01	0.75	1.35	26.51	27.27
NAA Small Cap Value Series (a)
2024	8,485	42.62	42.62	361,691	0.01	0.75	0.75	4.51	4.51
2023	9,719	26.88	40.78	396,377	0.01	0.75	1.35	5.58	6.25
2022	9,943	25.46	38.38	375,823	0.01	0.75	1.35	(7.82)	(7.27)
2021	9,584	27.62	41.39	394,141	0.01	0.75	1.35	20.82	21.52
2020	11,826	22.86	34.06	402,799	0.01	0.75	1.35	(5.22)	(4.62)

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Small Growth Series (a)
2024	92,128	12.42	12.42	1,144,661	0.03	0.75	0.75	8.57	8.57
2023	92,653	11.44	19.60	1,059,957	0.01	0.75	1.35	15.84	16.62
2022	95,014	9.81	16.92	932,472	0.00	0.75	1.35	(29.71)	(29.32)
2021	92,991	13.88	13.88	1,290,852	0.00	0.75	0.75	2.66	2.66
2020	95,439	13.52	23.60	1,290,992	0.01	0.75	1.35	26.20	26.95
NAA Smid-Cap Value Series (a)
2024	24,739	31.15	46.53	1,142,293	0.01	0.75	1.35	4.39	5.03
2023	27,861	29.84	44.30	1,226,092	0.01	0.75	1.35	5.07	5.70
2022	26,893	28.40	41.91	1,119,342	0.01	0.75	1.35	(6.02)	(5.46)
2021	28,345	30.22	44.33	1,248,305	0.02	0.75	1.35	18.46	19.20
2020	35,116	25.51	37.19	1,297,421	0.01	0.75	1.35	(0.16)	0.43
NAA World Equity Income Series (a)
2024	43,055	13.92	15.46	600,454	0.03	0.75	1.35	7.74	8.41
2023	48,983	12.84	14.35	629,419	0.03	0.75	1.35	7.49	8.17
2022	50,167	11.87	13.35	596,001	0.02	0.75	1.35	(12.97)	(12.46)
2021	55,015	13.56	15.34	749,106	0.01	0.75	1.35	16.57	17.30
2020	64,230	11.56	13.16	745,184	0.02	0.75	1.35	2.09	2.66
Neuberger Berman AMT Sustainable Equity
2024	16,031	36.34	40.69	654,555	—	0.75	1.35	20.17	20.89
2023	17,185	30.24	33.66	580,616	0.00	0.75	1.35	21.20	21.91
2022	20,069	24.95	27.61	555,808	0.00	0.75	1.35	(22.10)	(21.63)
2021	23,989	32.03	35.23	846,913	0.00	0.75	1.35	17.89	18.62
2020	28,397	27.17	29.70	844,912	0.00	0.75	1.35	14.16	14.89

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT All Asset
2024	6,302	12.12	13.82	82,771	0.06	0.75	1.35	(0.66)	(0.07)
2023	7,605	12.20	13.83	101,054	0.03	0.75	1.35	3.48	4.14
2022	7,563	11.79	13.28	96,643	0.07	0.75	1.35	(15.60)	(15.09)
2021	7,622	13.97	15.64	114,415	0.11	0.75	1.35	11.31	11.95
2020	9,453	12.55	13.97	127,932	0.05	0.75	1.35	3.38	4.02
PIMCO VIT CommodityRealReturn Strategy
2024	35,051	4.36	5.05	174,768	0.02	0.75	1.35	(0.23)	0.40
2023	36,557	4.37	5.03	181,873	0.16	0.75	1.35	(11.90)	(11.29)
2022	37,504	4.96	5.67	209,640	0.23	0.75	1.35	3.98	4.61
2021	41,071	4.77	5.42	219,245	0.04	0.75	1.35	27.88	28.44
2020	41,436	3.73	4.22	171,816	0.07	0.75	1.35	(3.12)	(2.54)
PIMCO VIT Emerging Markets Bond
2024	2,827	10.05	10.70	30,257	0.07	0.75	1.35	2.87	3.48
2023	2,803	9.77	10.34	28,995	0.06	0.75	1.35	6.20	6.93
2022	2,790	9.20	9.67	26,990	0.04	0.75	1.35	(19.37)	(18.94)
2021	4,698	11.41	11.93	55,975	0.05	0.75	1.35	(6.78)	(6.21)
2020	3,539	12.24	12.72	44,961	0.05	0.75	1.35	2.00	2.66
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2024	17,940	9.95	10.89	195,007	0.03	0.75	1.35	1.02	1.49
2023	29,949	9.85	10.73	319,725	0.02	0.75	1.35	4.34	4.99
2022	26,836	9.44	10.22	273,764	0.01	0.75	1.35	(14.03)	(13.46)
2021	33,214	10.98	11.81	391,686	0.02	0.75	1.35	(6.07)	(5.52)
2020	33,588	11.69	12.50	419,106	0.06	0.75	1.35	1.04	1.63
PIMCO VIT Low Duration
2024	30,975	6.54	7.46	229,619	0.04	0.75	1.35	—	0.67
2023	37,977	6.54	7.41	279,960	0.04	0.75	1.35	0.46	1.09
2022	53,567	6.51	7.33	391,797	0.02	0.75	1.35	(9.71)	(9.28)
2021	58,945	7.21	8.08	475,070	0.01	0.75	1.35	(5.13)	(4.49)
2020	68,641	7.60	8.46	580,042	0.01	0.75	1.35	(1.43)	(0.82)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Real Return
2024	93,882	8.59	9.80	919,653	0.03	0.75	1.35	(2.28)	(1.61)
2023	100,372	8.79	9.96	1,000,165	0.03	0.75	1.35	(0.79)	(0.20)
2022	99,577	8.86	9.98	993,139	0.07	0.75	1.35	(15.62)	(15.14)
2021	111,507	10.50	11.76	1,310,338	0.05	0.75	1.35	1.06	1.73
2020	115,435	10.39	11.56	1,334,518	0.01	0.75	1.35	7.00	7.53
PIMCO VIT Total Return
2024	42,724	7.90	7.90	337,502	0.04	0.75	0.75	(1.37)	(1.37)
2023	50,653	8.01	8.01	405,561	0.04	0.75	0.75	1.91	1.91
2022	59,603	7.86	7.86	468,213	0.02	0.75	0.75	(17.52)	(17.52)
2021	66,010	9.53	9.53	628,822	0.02	0.75	0.75	(4.99)	(4.99)
2020	54,792	10.03	10.03	549,409	0.02	0.75	0.75	4.59	4.59
Putnam VT Small Cap Value
2024	1,445	15.19	15.19	21,943	0.01	0.75	0.75	2.29	2.29
2023	1,403	14.85	14.85	20,835	0.00	0.75	0.75	19.28	19.28
2022	1,359	12.45	12.45	16,929	0.00	0.75	0.75	(16.22)	(16.22)
2021	1,305	14.86	14.86	19,400	0.01	0.75	0.75	34.85	34.85
2020	911	11.02	11.02	10,045	0.01	0.75	0.75	0.09	0.09
Royce Micro-Cap
2024	11,358	14.77	14.77	167,285	—	0.75	0.75	9.49	9.49
2023	12,576	10.99	13.49	169,206	—	0.75	1.35	13.77	14.42
2022	12,437	11.79	11.79	146,246	—	0.75	0.75	(25.24)	(25.24)
2021	14,090	13.01	15.77	221,819	—	0.75	1.35	24.50	25.16
2020	15,360	10.45	12.60	193,194	—	0.75	1.35	18.48	19.21
T. Rowe Price Health Sciences
2024	74,571	18.71	18.71	1,395,964	—	0.75	0.75	(2.30)	(2.30)
2023	77,322	19.15	19.15	1,481,854	—	0.75	0.75	(1.14)	(1.14)
2022	79,807	19.37	19.37	1,546,409	—	0.75	0.75	(15.86)	(15.86)
2021	80,329	23.02	23.02	1,850,308	—	0.75	0.75	8.64	8.64
2020	75,438	21.19	21.19	1,598,905	—	0.75	0.75	24.50	24.50

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Developing Markets VIP Fund
2024	12,978	9.33	9.33	121,060	0.03	0.75	0.75	3.78	3.78
2023	18,688	8.99	8.99	168,117	0.02	0.75	0.75	8.44	8.44
2022	18,634	8.29	8.29	154,519	0.03	0.75	0.75	(24.84)	(24.84)
2021	16,710	11.03	11.03	184,388	0.01	0.75	0.75	(9.22)	(9.22)
2020	17,647	12.15	12.15	214,489	0.06	0.75	0.75	12.81	12.81
Templeton Global Bond VIP Fund
2024	228,534	5.50	5.50	1,257,718	—	0.75	0.75	(14.73)	(14.73)
2023	294,954	6.45	6.45	1,901,403	—	0.75	0.75	(0.92)	(0.92)
2022	280,114	6.51	6.51	1,822,345	—	0.75	0.75	(8.44)	(8.44)
2021	313,166	7.11	7.11	2,225,419	—	0.75	0.75	(8.49)	(8.49)
2020	249,500	7.77	7.77	1,937,727	0.06	0.75	0.75	(8.70)	(8.70)
Western Asset Variable Global High Yield Bond
2024	2,323	10.33	10.66	24,422	0.06	0.75	1.35	2.08	2.70
2023	2,250	10.12	10.38	23,075	0.05	0.75	1.35	5.31	5.92
2022	2,195	9.61	9.80	21,315	0.06	0.75	1.35	(17.51)	(17.02)
2021	2,421	11.65	11.81	28,400	0.04	0.75	1.35	(3.32)	(2.64)
2020	3,102	12.05	12.13	37,516	0.03	0.75	1.35	2.55	3.15

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.